            TARGET/UNITED FUNDS, INC.

            SEMIANNUAL
            REPORT
            -------------
            June 30, 2000

JUNE 30, 2000
---------------------------------------------------------------------------


Dear Policyholder:

The accompanying report contains the financial statements of the Target/United Funds, Inc. for the fiscal period ended June 30, 2000. The assets of your Advantage I (Variable Life), Advantage II (Variable Annuity), Advantage Plus (Variable Universal Life) or Advantage Gold (Variable Annuity) policy are invested in the investment portfolios of the corresponding investment divisions of United Investors Life's variable accounts.

As the value of your policy will vary in accordance with the investment performance of these underlying portfolios, it is important that you review the information contained in the report. In addition to the financial statements, the report contains a brief discussion of each portfolio's objectives and strategy, and a detailed schedule of the investments held at June 30, 2000.

If your state has approved our fixed account and if the assets of your policy have been allocated to the fixed account, the results of such allocation will be reflected in your policy annual report which will be sent on your policy anniversary.

Please do not hesitate to contact us or your financial advisor if we may be of service with regard to your Advantage policy.

Sincerely,

Anthony L. McWhorter
President

PRESIDENT'S LETTER
-----------------------------------------------------------------
JUNE 30, 2000

Dear Policyholder:

We are delighted to share with you this report on your Fund's operations for the six months ended June 30, 2000.

The last six months marked an unusual and frenetic time for the markets and the economy. While the first quarter of 2000 was quite strong, especially for stocks in the technology sector, the second quarter brought a decline for those same stocks and a slowdown in the overheated U.S. economy. The slowdown was engineered by the Federal Reserve, which raised interest rates 25 basis points in both February and March, followed by a 50-basis-point increase in May.

The efforts at slowing the economy have apparently worked, although a parallel acceleration in inflation remains a possibility. As a result of the Fed's actions, the stock market didn't make much progress during the first half of the year - in fact, it receded a bit. While the first few months of this year were strong, the last few months saw negative returns - especially April and May.

Year-to-date, the technology-heavy Nasdaq Composite Index was down 2.54 percent, while the Nasdaq Industrial Index was down 5.91 percent. The performance of the two major indices was also down from January through June, as the Dow Jones Industrial Average declined 8.55 percent and the Standard & Poor's 500 was down
0.47 percent. One of the broadest indices, the Wilshire 5000, was also down for the first half of this year, declining 1.41 percent. The one positive return came in the smaller-company index, the Russell 2000 Index, which was up 3.07 percent.

Looking ahead, the market is still trying to find direction. Currently, statistics suggest that the economy has slowed significantly since the beginning of the year. The question remains, however, whether it has slowed enough to prevent any further interest rate increases by the Federal Reserve. Other factors that may affect the market during the remainder of the year include the presidential election, the high trade deficit and the implications of that deficit for the value of the U.S. dollar abroad.

Overall, investors have been rewarded well in recent years. Those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short time periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is essential. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 2000

                                                Troy
                                              Ounces        Value

BULLION - 1.77%
 Gold  ...................................     2,020    $   588,826
 (Cost: $586,320)
                                              Shares
COMMON STOCKS
Business Services - 2.85%
 Catalina Marketing Corporation*  ........     2,000        204,000
 CheckFree Holdings Corporation*  ........     3,800        196,294
 Clear Channel Communications, Inc.*  ....     4,100        307,500
 Electronic Data Systems Corporation  ....     5,800        239,250
   Total .................................                  947,044

Chemicals and Allied Products - 19.42%
 American Home Products Corporation  .....    10,500        616,875
 Biogen, Inc.*  ..........................     3,450        222,417
 Bristol-Myers Squibb Company  ...........     6,000        349,500
 Dial Corporation (The)  .................    24,000        249,000
 Dow Chemical Company (The)  .............     8,500        256,594
 Forest Laboratories, Inc.*  .............     9,800        989,800
 Johnson & Johnson  ......................     4,200        427,875
 Merck & Co., Inc.  ......................     4,900        375,462
 NOVA Chemicals Corporation (A)  .........    15,200        319,492
 Pfizer Inc.  ............................    15,150        727,200
 Pharmacia Corporation  ..................     5,200        268,775
 Pharmacyclics, Inc.*  ...................     8,200        499,431
 QLT Inc.*  ..............................     3,600        279,563
 Schering-Plough Corporation  ............    10,500        530,250
 Smith International, Inc.*  .............     4,700        342,219
   Total .................................                6,454,453

Coal Mining - 1.57%
 CONSOL Energy Inc.  .....................    34,600        523,325

Communication - 1.09%
 Emmis Communications Corporation,
   Class A* ..............................     8,700        360,234

Depository Institutions - 0.70%
 Bank of America Corporation  ............     5,400        232,200

Eating and Drinking Places - 1.77%
 Papa John's International, Inc.*  .......    12,400        304,188
 Wendy's International, Inc.  ............    16,000        285,000
   Total .................................                  589,188


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 5.67%
 Analog Devices, Inc.*  ..................     1,936    $   147,136
 JDS Uniphase Corporation*  ..............     2,200        263,656
 LSI Logic Corporation*  .................     2,523        136,557
 Maxim Integrated Products, Inc.*  .......     2,500        169,766
 Nortel Networks Corporation  ............     3,200        218,400
 PMC - Sierra Inc.*  .....................     1,000        177,656
 POWERTEL, INC.*  ........................     2,600        184,519
 Rambus Inc.*  ...........................     2,800        288,400
 Samsung Electronics (A)  ................       900        297,841
   Total .................................                1,883,931

Engineering and Management Services - 0.39%
 Charles River Laboratories Holdings, Inc.*    5,800        128,688

Food and Kindred Products - 2.08%
 American Italian Pasta Company,
   Class A* ..............................    13,900        287,557
 PepsiCo, Inc.  ..........................     9,100        404,381
   Total .................................                  691,938

Food Stores - 1.62%
 Kroger Co. (The)*  ......................    24,400        538,325

General Merchandise Stores - 1.95%
 BJ's Wholesale Club, Inc.*  .............    10,000        330,000
 Target Corporation  .....................     5,500        319,000
   Total .................................                  649,000

Health Services - 2.26%
 HCA - The Healthcare Company  ...........    14,000        425,250
 Health Management Associates, Inc.,
   Class A* ..............................    25,000        326,562
   Total .................................                  751,812

Holding and Other Investment Offices - 1.10%
 ABB Ltd. (A)  ...........................     1,400        162,202
 "Shell" Transport and Trading Company,
   p.l.c. (The), ADR .....................     4,100        204,744
   Total .................................                  366,946

Industrial Machinery and Equipment - 3.24%
 Cooper Cameron Corporation*  ............     5,100        336,600
 Illinois Tool Works, Inc.  ..............     7,100        404,700
 Ingersoll-Rand Company  .................     5,800        233,450
 Invensys plc (A)  .......................    27,000        101,317
   Total .................................                1,076,067

Instruments and Related Products - 1.41%
 Beckman Coulter, Inc.  ..................     5,100        297,713
 PE Corporation - PE Biosystems Group  ...     2,600        171,275
   Total .................................                  468,988

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Insurance Carriers - 3.08%
 American International Group, Inc.  .....     2,775    $   326,062
 CIGNA Corporation  ......................     4,000        374,000
 Lincoln National Corporation  ...........     9,000        325,125
   Total .................................                1,025,187

Leather and Leather Products - 0.79%
 Kenneth Cole Productions, Inc.,
   Class A* ..............................     6,600        264,000

Lumber and Wood Products - 0.58%
 Weyerhaeuser Company  ...................     4,500        193,500

Metal Mining - 3.08%
 Homestake Mining Company  ...............    73,500        505,313
 Newmont Mining Corporation  .............    24,000        519,000
   Total .................................                1,024,313

Motion Pictures - 0.73%
 AT&T Corp. - Liberty Media Group,
   Class A* ..............................    10,000        242,500

Nondepository Institutions - 1.86%
 Fannie Mae  .............................     5,800        302,687
 Freddie Mac  ............................     7,800        315,900
   Total .................................                  618,587

Oil and Gas Extraction - 3.64%
 Burlington Resources Incorporated  ......     6,600        252,450
 Schlumberger Limited  ...................     4,100        305,963
 Transocean Sedco Forex Inc.  ............     7,603        406,285
 USX Corporation - Marathon Group  .......     9,800        245,612
   Total .................................                1,210,310

Paper and Allied Products - 2.39%
 Bowater Incorporated  ...................     5,600        247,100
 International Paper Company  ............     8,500        253,406
 Smurfit-Stone Container Corporation*  ...    22,800        292,836
   Total .................................                  793,342

Petroleum and Coal Products - 1.85%
 Exxon Mobil Corporation  ................     3,700        290,450
 Texaco Inc.  ............................     6,100        324,825
   Total .................................                  615,275

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Primary Metal Industries - 2.99%
 Alcan Aluminium Limited  ................    11,500    $   356,500
 Alcoa Incorporated  .....................    22,028        638,812
   Total .................................                  995,312

Telephone Communication - 0.73
 BellSouth Corporation  ..................     5,700        242,963

Transportation Equipment - 2.52%
 Boeing Company (The)  ...................     8,500        355,406
 Ford Motor Company  .....................     5,200        223,600
 Gentex Corporation*  ....................    10,300        258,144
   Total .................................                  837,150

Wholesale Trade -- Durable Goods - 0.03%
 Visteon Corporation  ....................       681          8,255

TOTAL COMMON STOCKS - 71.39%                            $23,732,833
 (Cost: $21,161,022)
                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES
Electric, Gas and Sanitary Services - 0.60%
 Transportadora de Gas del Sur S.A.,
   10.375%, 4-15-03 (B) ..................    $  200        200,000

Fabricated Metal Products - 0.57%
 Crown Cork & Seal Company, Inc.,
   7.125%, 9-1-02 ........................       200        190,332

TOTAL CORPORATE DEBT SECURITIES - 1.17%                $    390,332
 (Cost: $399,083)

OTHER GOVERNMENT SECURITY - 0.53%
Argentina
 Republic of Argentina (The),
   0.0%, 10-15-01 ........................       200  $    177,000
 (Cost: $177,989)

UNITED STATES GOVERNMENT SECURITY - 4.29%
 United States Treasury,
   5.625%, 12-31-02 ......................     1,450   $  1,424,393
 (Cost: $1,444,913)
                                           Number of
                                           Contracts
OPTION - 1.70%
 S&P Put Option,
   Expires 9/16/2000 .....................       235   $    564,000
 (Cost: $917,205)

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands         Value

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 3.89%
 Pharmacia Corporation,
   6.56%, 7-25-00 ........................   $ 1,300    $ 1,294,315

 Depository Institutions - 3.00%
 Banc One Financial Corp. (Bank One Corporation),
   6.58%, 7-7-00 .........................     1,000        998,903

 Electric, Gas and Sanitary Services - 3.90%
 Bay State Gas Co.,
   6.51%, 7-12-00 ........................     1,300      1,297,414

 Fabricated Metal Products - 1.33%
 Danaher Corporation,
   6.6738%, Master Note ..................       441        441,000

 Food and Kindred Products - 3.90%
 General Mills, Inc.,
   6.5288%, Master Note ..................     1,295      1,295,000

 Nondepository Institutions - 0.17%
 PACCAR Financial Corp.,
   6.57%, Master Note ....................        55         55,000

Total Commercial Paper - 16.19%                           5,381,632

Commercial Paper (backed by irrevocable bank
 letter of credit) - 4.73%
 Nondepository Institutions
 ED&F Man Finance Inc. (Rabobank Nederland),
   6.57%, 7-13-00 ........................     1,575      1,571,551

TOTAL SHORT-TERM SECURITIES - 20.92%                    $ 6,953,183
 (Cost: $6,953,183)

TOTAL INVESTMENT SECURITIES - 101.77%                   $33,830,567
 (Cost: $31,639,715)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.77%)       (587,879)

NET ASSETS - 100.00%                                    $33,242,688


                See Notes to Schedule of Investments on page 12.

ASSET STRATEGY PORTFOLIO

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of this security amounted to $200,000 or 0.60% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

ASSET STRATEGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)         $33,831
 Cash   .................              1
 Receivables:
   Fund shares sold .....            179
   Dividends and interest             34
 Prepaid insurance
   premium ..............            ---
                                 -------
    Total assets  .......         34,045
Liabilities                      -------
 Payable for investment
   securities purchased .            787
 Accrued service
   fee (Note 2) .........              7
 Payable to Fund
   shareholders .........              4
 Accrued accounting
   services fee (Note 2).              2
 Accrued management
   fee (Note 2) .........              1
 Other  .................              1
                                 -------
    Total liabilities  ..            802
                                 -------
      Total net assets ..        $33,243
Net Assets                       =======
 $0.001 par value capital stock:
   Capital stock ........        $     5
   Additional paid-in
    capital  ............         26,561
 Accumulated undistributed gain:
   Accumulated undistributed net
    investment income  ..            180
   Accumulated net realized gain
    on investment
    transactions  .......          4,306
   Net unrealized appreciation
    of investments ......          2,191
                                 -------
    Net assets applicable to
      outstanding units
      of capital ........        $33,243
                                 =======
Net asset value, redemption
 and offering price per share    $7.2401
                                 =======
Capital shares outstanding         4,591
Capital shares authorized         30,000
                       See notes to financial statements.

ASSET STRATEGY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Interest and
    amortization  .......         $  204
   Dividends (net of foreign withholding
    taxes of $1)  .......             95
                                  ------
    Total income  .......            299
                                  ------
 Expenses (Note 2):
   Investment management
    fee  ................             92
   Service fee ..........             33
   Accounting services
    fee  ................              8
   Custodian fees .......              8
   Audit fees ...........              6
   Other ................              2
                                  ------
    Total  ..............            149
    Less expenses in
      excess of voluntary
      waiver of management
      fee (Note 2).......            (30)
                                  ------
      Total expenses.....            119
                                  ------
       Net investment
       income ...........            180
                                  ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain
   on securities ........          4,138
 Realized net gain
   on options............            168
                                  ------
   Realized net gain
    on investments  .....          4,306
                                  ------
 Unrealized depreciation in value
   of securities during
   the period ...........           (566)
 Unrealized depreciation in value
   of purchased put options
   during the period ....           (353)
                                  ------
   Unrealized depreciation in
    value of investments during
    the period  .........           (919)
                                  ------
    Net gain on
      investments .......          3,387
                                  ------
      Net increase in net assets
       resulting from
       operations  ......         $3,567
                                  ======
                       See notes to financial statements.

ASSET STRATEGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)                               For the six For the fiscal
                                         months ended   year ended
                                           June 30,    December 31,
                                             2000          1999
                                        ------------  ------------
Increase in Net Assets
Operations:
 Net investment
   income...............................     $   180      $   370
 Realized net gain
   on investments ......................       4,306          807
 Unrealized appreciation
   (depreciation) ......................        (919)       2,695
                                             -------      -------
   Net increase in net assets
    resulting from operations ..........       3,567        3,872
                                             -------      -------
Dividends to shareholders (Note 1E):*
 From net investment
   income...............................         ---         (370)
 From realized gains on
   security transactions................         ---         (807)
                                             -------      -------
      ..................................         ---       (1,177)
                                             -------      -------
Capital share
 transactions**  .......................       8,089        4,802
                                             -------      -------
   Total increase ......................      11,656        7,497
Net Assets
Beginning of period ....................      21,587       14,090
                                             -------      -------
End of period ..........................     $33,243      $21,587
                                             =======      =======
 Undistributed net investment
   income ..............................        $180         $---
                                                ====         ====
                 *See "Financial Highlights" on pages 16 - 17.
**Shares issued from sale
of shares ..............................       1,550          979
Shares issued from reinvest-
ment of dividends and/or
capital gains distribution .............         ---          188
Shares redeemed ........................        (406)        (336)
                                               -----          ---
Increase in outstanding
capital shares..........................       1,144          831
                                               =====          ===
Value issued from sale
of shares ..............................     $10,886       $5,534
Value issued from reinvest-
ment of dividends and/or
capital gains distribution .............         ---        1,177
Value redeemed .........................      (2,797)      (1,909)
                                             -------       ------
Increase in outstanding
capital ................................     $ 8,089       $4,802
                                             =======       ======
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                         six        For the fiscal year        For the
                      months          ended December 31,        period
                       ended  ---------------------------------  ended
                     6/30/00     1999     1998     1997    1996 12/31/95*
                     -------  -------  -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $6.2625  $5.3868 $5.1969  $5.1343 $5.0137  $5.0000
                      -------  ------- -------  ------- -------  -------
Income from investment operations:
 Net investment
   income ..........   0.0392   0.1138  0.1391   0.1915  0.1814   0.0717
 Net realized and
   unrealized gain
   on investments ..   0.9384   1.1232  0.3779   0.5277  0.1206   0.0193
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.9776   1.2370  0.5170   0.7192  0.3020   0.0910
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.1136)(0.1391) (0.1919)(0.1814) (0.0713)
 From capital gains   (0.0000) (0.2477)(0.1880) (0.4647)(0.0000) (0.0060)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.3613)(0.3271) (0.6566)(0.1814) (0.0773)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $7.2401  $6.2625 $5.3868  $5.1969 $5.1343  $5.0137
                      =======  ======= =======  ======= =======  =======
Total return........  15.61%   22.96%   9.95%   14.01%   6.05%    1.80%
Net assets, end of
 period (in
 millions)  ........    $33      $22     $14      $10      $8       $4
Ratio of expenses
 to average net
 assets ............   0.90%**  0.73%   1.07%    0.93%   0.93%    0.91%
Ratio of net investment
 income to average
 net assets  .......   1.37%**  2.18%   2.97%    3.55%   3.92%    4.42%
Portfolio turnover
 rate  .............  97.10%  179.63% 189.02%  222.50%  49.92%  149.17%
   *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
  **Annualized.
                       See notes to financial statements.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 0.58%
 Home Depot, Inc. (The)  .................    15,538   $  775,929

Business Services - 3.13%
 Clear Channel Communications, Inc.*  ....     9,000      675,000
 Electronic Data Systems Corporation  ....     6,000      247,500
 Intuit Inc.*  ...........................    13,700      565,981
 Microsoft Corporation*  .................    16,700    1,335,478
 Oracle Corporation*  ....................    16,000    1,344,500
   Total .................................              4,168,459

Chemicals and Allied Products - 7.34%
 Air Products and Chemicals, Inc.  .......    29,700      915,131
 American Home Products Corporation  .....    22,000    1,292,500
 Colgate-Palmolive Company  ..............    15,000      898,125
 Dow Chemical Company (The)  .............    30,000      905,625
 Forest Laboratories, Inc.*  .............    15,000    1,515,000
 Merck & Co., Inc.  ......................    12,000      919,500
 Pfizer Inc.  ............................    47,550    2,282,400
 Pharmacia Corporation  ..................    14,280      738,098
 Smith International, Inc.*  .............     4,500      327,656
   Total .................................              9,794,035

Communication - 1.11%
 Cox Communications, Inc., Class A*  .....    12,000      546,750
 General Motors Corporation, Class H*  ...     3,168      278,025
 Sinclair Broadcast Group, Inc.*  ........    60,000      658,125
   Total .................................              1,482,900

Depository Institutions - 0.98%
 Bank of America Corporation  ............    20,089      863,827
 Comerica Incorporated  ..................    10,000      448,750
   Total .................................              1,312,577

Electric, Gas and Sanitary Services - 0.96%
 Reliant Energy  .........................    12,000      354,750
 Unicom Corporation  .....................    24,000      928,500
   Total .................................              1,283,250

Electronic and Other Electric Equipment - 7.84%
 Analog Devices, Inc.*  ..................    18,800    1,428,800
 General Electric Company  ...............    18,600      985,800
 Intel Corporation  ......................    10,200    1,363,294
 Koninklijke Philips Electronics N.V.,
   NY Shares .............................    20,800      988,000
 LSI Logic Corporation*  .................    17,600      952,600
 Maxim Integrated Products, Inc.*  .......    15,600    1,059,338

                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
COMMON STOCKS (Continued)
Electronic and Other Electric Equipment (Continued)
 Motorola, Inc.  .........................    16,200 $    470,812
 Nokia Corporation, Series A, ADR ........    20,000      998,750
 Nortel Networks Corporation  ............    20,000    1,365,000
 Texas Instruments Incorporated  .........    12,400      851,725
   Total .................................             10,464,119

Fabricated Metal Products - 0.61%
 Tower Automotive, Inc.*  ................    65,000      812,500

Food and Kindred Products - 2.41%
 Anheuser-Busch Companies, Inc.  .........    12,000      896,250
 PepsiCo, Inc.  ..........................    32,500    1,444,219
 Seagram Company Ltd. (The)  .............    15,000      870,000
   Total .................................              3,210,469

Food Stores - 0.74%
 Kroger Co. (The)*  ......................    45,000      992,813

Furniture and Home Furnishings Stores - 0.44%
 Lear Corporation*  ......................    29,100      582,000

General Merchandise Stores - 1.77%
 BJ's Wholesale Club, Inc.*  .............    20,000      660,000
 Target Corporation  .....................    13,500      783,000
 Wal-Mart Stores, Inc.  ..................    16,000      922,000
   Total .................................              2,365,000

Industrial Machinery and Equipment - 2.33%
 Apple Computer, Inc.*  ..................    10,400      544,375
 Dell Computer Corporation*  .............    15,000      740,156
 EMC Corporation*  .......................    16,600    1,277,163
 Hewlett-Packard Company  ................     4,400      549,450
   Total .................................              3,111,144

Instruments and Related Products - 0.63%
 Agilent Technologies, Inc.*  ............     3,204      236,277
 Emerson Electric Co.  ...................    10,000      603,750
   Total .................................                840,027

Insurance Agents, Brokers and Service - 0.76%
 Hartford Financial Services Group Inc. (The) 18,200    1,018,063

Insurance Carriers - 0.41%
 Lincoln National Corporation  ...........    15,000      541,875

Leather and Leather Products - 0.72%
 Kenneth Cole Productions, Inc.,
   Class A* ..............................    24,000      960,000


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Motion Pictures - 1.50%
 News Corporation Limited (The), ADR  ....    20,000 $  1,090,000
 Time Warner Incorporated  ...............    12,000      912,000
   Total .................................              2,002,000

Nondepository Institutions - 1.50%
 Fannie Mae  .............................    22,000    1,148,125
 Freddie Mac  ............................    21,100      854,550
   Total .................................              2,002,675

Oil and Gas Extraction - 1.90%
 Burlington Resources Incorporated  ......    32,600    1,246,950
 Schlumberger Limited  ...................    15,200    1,134,300
 Transocean Sedco Forex Inc.  ............     2,942      157,213
   Total .................................              2,538,463

Paper and Allied Products - 1.31%
 Consolidated Papers, Inc.  ..............    31,500    1,151,719
 International Paper Company  ............    20,138      600,364
   Total .................................              1,752,083

Petroleum and Coal Products - 2.58%
 BP Amoco p.l.c., ADR  ...................    10,160      574,675
 Exxon Mobil Corporation  ................    13,873    1,089,030
 Royal Dutch Petroleum Company, NY Shares     15,000      923,438
 Texaco Inc.  ............................    16,000      852,000
   Total .................................              3,439,143

Primary Metal Industries - 1.58%
 Alcan Aluminum Limited  .................    30,000      930,000
 Alcoa Incorporated  .....................    32,000      928,000
 Corus Group plc, ADR  ...................    17,000      244,375
   Total .................................              2,102,375

Printing and Publishing - 0.94%
 Belo (A. H.) Corporation, Class A  ......    23,800      412,037
 Meredith Corporation  ...................    25,000      843,750
   Total .................................              1,255,787

Stone, Clay and Glass Products - 1.30%
 Corning Incorporated  ...................     6,400    1,727,200

Telephone Communication - 2.10%
 Nextel Communications, Inc.*  ...........    14,400      880,650
 SBC Communications Inc.  ................    34,700    1,500,775
 Vodafone Airtouch Public Limited
   Company, ADR ..........................    10,000      414,375
   Total .................................              2,795,800

                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation by Air - 0.65%
 UAL Corporation  ........................    15,000  $   872,812

Transportation Equipment - 1.18%
 Boeing Company (The)  ...................    25,000    1,045,312
 General Motors Corporation  .............     9,025      524,014
   Total .................................              1,569,326

TOTAL COMMON STOCKS - 49.30%                          $65,772,824
 (Cost: $51,566,304)

PREFERRED STOCK - 0.65%
Communication
 Cox Communications, Inc., 7.0%, Convertible  14,000  $   860,125
 (Cost: $700,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Apparel and Accessory Stores - 1.77%
 Gap, Inc. (The),
   6.9%, 9-15-07 .........................   $ 2,500    2,367,675

Business Services - 0.59%
 Clear Channel Communications, Inc., Convertible,
   2.625%, 4-1-03 ........................       600      794,244

Chemicals and Allied Products - 0.19%
 American Home Products Corporation,
   7.9%, 2-15-05 .........................       250      253,612

Depository Institutions - 0.17%
 Wachovia Corporation,
   6.25%, 8-4-08 .........................       250      225,620

Food and Kindred Products - 0.37%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-36 ........................       500      488,525

Industrial Machinery and Equipment - 0.18%
 Tyco International Group S.A.,
   6.375%, 6-15-05 .......................       250      238,483


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 0.75%
 National Rural Utilities Cooperative
   Finance Corp.,
   6.1%, 12-22-00 ........................    $1,000 $    995,220

Telephone Communication - 0.11%
 Southwestern Bell Telephone Company,
   5.77%, 10-14-03 .......................       150      142,745

Transportation by Air - 0.27%
 Southwest Airlines Co.,
   7.875%, 9-1-07 ........................       360      360,025

TOTAL CORPORATE DEBT SECURITIES - 4.40%               $ 5,866,149
 (Cost: $6,025,794)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation,
   7.0%, 2-15-03 .........................     5,000    4,999,200
 Federal National Mortgage Association:
   6.51%, 5-6-08 .........................       750      706,170
   6.19%, 7-7-08 .........................       500      460,470
   7.25%, 1-15-10 ........................     1,000    1,010,070
   7.0%, 9-1-25 ..........................     2,056    1,984,420
 Government National Mortgage Association,
   6.5%, 8-15-28 .........................     1,383    1,312,289
 United States Treasury:
   5.25%, 1-31-01 ........................     2,000    1,986,880
   6.5%, 3-31-02 .........................     5,000    5,003,100
   6.375%, 8-15-02 .......................     1,100    1,098,966
   7.5%, 2-15-05 .........................     2,250    2,358,270
   6.5%, 8-15-05 .........................     4,000    4,041,240
   7.25%, 8-15-22 ........................     4,000    4,499,360
   6.25%, 8-15-23 ........................     5,250    5,292,630
   6.75%, 8-15-26 ........................     3,000    3,228,270

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 28.47%                                  $37,981,335
 (Cost: $38,867,869)


                See Notes to Schedule of Investments on page 25.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Electric, Gas and Sanitary Services - 3.08%
 Georgia Power Co.,
   6.54%, 7-18-00 ........................    $4,120 $  4,107,276

Fabricated Metal Products - 0.38%
 Danaher Corporation,
   6.6738%, Master Note ..................       514      514,000

Food and Kindred Products - 4.58%
 General Mills, Inc.,
   6.5288%, Master Note ..................     6,110    6,110,000

Nondepository Institutions - 4.48%
 PACCAR Financial Corp.,
   6.57%, Master Note ....................     5,981    5,981,000

Stone, Clay and Glass Products - 3.74%
 United Technologies Corp.,
   6.54%, 7-19-00 ........................     5,000    4,983,650

TOTAL SHORT-TERM SECURITIES - 16.26%                 $ 21,695,926
 (Cost: $21,695,926)

TOTAL INVESTMENT SECURITIES - 99.08%                 $132,176,359
 (Cost: $118,855,893)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.92%       1,228,292

NET ASSETS - 100.00%                                 $133,404,651


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)        $132,176
 Cash   .................              1
 Receivables:
   Fund shares sold .....            246
   Dividends and interest          1,050
                                --------
    Total assets  .......        133,473
Liabilities                     --------
 Payable to Fund
   shareholders .........             33
 Accrued service
   fee (Note 2) .........             28
 Accrued accounting
   services fee (Note 2).              3
 Accrued management
   fee (Note 2) .........              3
 Other  .................              1
                                --------
    Total liabilities  ..             68
                                --------
      Total net assets ..       $133,405
Net Assets                      ========
 $0.001 par value capital stock:
   Capital stock ........       $     17
   Additional paid-in
    capital  ............        114,355
 Accumulated undistributed gain:
   Accumulated undistributed net
    investment income  ..          1,544
   Accumulated net realized gain
    on investment transactions     4,169
   Net unrealized appreciation
    of investments ......         13,320
                                --------
    Net assets applicable to
      outstanding units
      of capital ........       $133,405
                                ========
Net asset value, redemption
 and offering price per share    $7.6449
                                 =======
Capital shares outstanding        17,450
Capital shares authorized         40,000
                       See notes to financial statements.

BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........         $1,809
   Dividends ............            359
                                  ------
    Total income  .......          2,168
                                  ------
 Expenses (Note 2):
   Investment management
    fee  ................            431
   Service fee ..........            155
   Accounting services
    fee  ................             20
   Audit fees ...........              6
   Custodian fees .......              6
   Other ................              6
                                  ------
    Total expenses  .....            624
                                  ------
      Net investment
       income ...........          1,544
                                  ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain
   on securities ........          4,169
 Unrealized depreciation in
   value of investments
   during the period ....           (162)
                                  ------
   Net gain on
    investments  ........          4,007
                                  ------
    Net increase in net
      assets resulting
      from operations ...         $5,551
                                  ======


                       See notes to financial statements.

BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase in Net Assets
 Operations:
   Net investment
    income  .............       $  1,544       $  2,634
   Realized net gain
    on investments  .....          4,169          5,101
   Unrealized appreciation
    (depreciation)  .....           (162)         2,691
                                --------       --------
    Net increase in net
      assets resulting from
      operations ........          5,551         10,426
                                --------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income ..............            ---         (2,633)
   From realized gains on
    security transactions            ---         (5,102)
                                --------       --------
                                     ---         (7,735)
                                --------       --------
 Capital share
   transactions** .......         10,621         22,322
                                --------       --------
      Total increase ....         16,172         25,013
Net Assets
 Beginning of period             117,233         92,220
                                --------       --------
 End of period  .........       $133,405       $117,233
                                ========       ========
   Undistributed net investment
    income  .............         $1,544           $---
                                  ======           ====
                 *See "Financial Highlights" on pages 29 - 30. **Shares issued from sale
 of shares  .............          2,667          3,789
Shares issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---          1,058
Shares redeemed .........         (1,250)        (1,788)
                                   -----          -----
Increase in outstanding
 capital shares .........          1,417          3,059
                                   =====          =====
Value issued from sale
 of shares  .............        $19,907        $27,717
Value issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---          7,735
Value redeemed ..........         (9,286)       (13,130)
                                 -------        -------
Increase in outstanding
 capital  ...............        $10,621        $22,322
                                 =======        =======


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                         six
                      months    For the fiscal year ended December 31,
                      ended    -----------------------------------------
                     6/30/00     1999     1998     1997    1996   1995
                    ---------  -------  ------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $7.3120  $7.1081  6.7686  $6.1967 $5.9000  $4.9359
                      -------  -------  ------  ------- -------  -------
Income from investment operations:
 Net investment
   income ..........   0.0885   0.1760  0.1865   0.1805  0.1594   0.1333
 Net realized and
   unrealized gain
   on investments ..   0.2444   0.5446  0.4003   0.9650  0.5003   1.0611
                      -------  -------  ------  ------- -------  -------
Total from investment
 operations  .......   0.3329   0.7206  0.5868   1.1455  0.6597   1.1944
                      -------  -------  ------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.1759)(0.1865) (0.1805)(0.1594) (0.1333)
 From capital gains   (0.0000) (0.3408)(0.0608) (0.3931)(0.2036) (0.0970)
                      -------  -------  ------  ------- -------  -------
Total distributions   (0.0000) (0.5167)(0.2473) (0.5736)(0.3630) (0.2303)
                      -------  -------  ------  ------- -------  -------
Net asset value,
 end of period  ....  $7.6449  $7.3120 $7.1081  $6.7686 $6.1967  $5.9000
                      =======  ======= =======  ======= =======  =======
Total return........   4.55%   10.14%   8.67%   18.49%  11.19%   24.19%
Net assets, end of period
 (in millions)  ....   $133     $117     $92      $68     $42      $24
Ratio of expenses
 to average net
 assets ............   1.01%*   0.95%   0.74%    0.67%   0.70%    0.72%
Ratio of net investment
 income to average
 net assets  .......   2.51%*   2.56%   2.92%    3.06%   3.18%    3.22%
Portfolio turnover
 rate  .............  22.45%   62.90%  54.62%   55.66%  44.23%   62.87%

*Annualized.

                       See notes to financial statements.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 1.96%
 Procter & Gamble Company (The),
   8.0%, 9-1-24 ..........................    $2,000  $ 2,133,340

Communication - 1.87%
 Cox Trust II,
   7.0%, 8-16-04 .........................       500      488,250
 Jones Intercable, Inc.,
   9.625%, 3-15-02 .......................       500      510,110
 Tele-Communications, Inc.,
   8.35%, 2-15-05 ........................     1,000    1,036,860
   Total .................................              2,035,220

Depository Institutions - 10.07%
 AmSouth Bancorporation,
   6.75%, 11-1-25 ........................     2,000    1,904,600
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-05 ........................       500      470,000
 First Union Corporation:
   6.824%, 8-1-26 ........................     1,132    1,101,402
   6.55%, 10-15-35 .......................       525      497,443
 ING Groep N.V.,
   5.5%, 5-11-05 (A) .....................  EUR1,000      949,412
 Kansallis-Osake-Pankki,
   10.0%, 5-1-02 .........................    $1,000    1,041,130
 National Westminster Bank plc,
   7.375%, 10-1-09 .......................       750      728,917
 NationsBank Corporation,
   8.57%, 11-15-24 .......................     1,000    1,074,250
 SouthTrust Bank of Alabama, National
   Association:
   5.58%, 2-6-06 .........................     2,000    1,982,600
   7.69%, 5-15-25 ........................       500      517,175
 Wachovia Corporation,
   6.605%, 10-1-25 .......................       750      719,535
   Total .................................             10,986,464

Electric, Gas and Sanitary Services - 7.99%
 California Infrastructure and Economic
   Development Bank, Special Purpose
   Trust:
   PG&E-1,
   6.42%, 9-25-08 ........................     1,000      971,410
   SCE-1,
   6.38%, 9-25-08 ........................     1,000      967,810
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-05 .........................       678      686,041

                See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services (Continued)
 Entergy Arkansas, Inc.,
   7.5%, 8-1-07 ..........................    $  750 $    733,103
 Kansas Gas and Electric Company,
   7.6%, 12-15-03 ........................     1,000      970,470
 Korea Electric Power Corporation,
   6.375%, 12-1-03 .......................       500      474,810
 Niagara Mohawk Power Corporation,
   7.375%, 7-1-03 ........................       756      745,845
 TXU Eastern Funding Company,
   6.45%, 5-15-05 ........................     1,750    1,629,845
 Union Electric Co.,
   8.25%, 10-15-22 .......................     1,500    1,532,895
   Total .................................              8,712,229

Electronic and Other Electric Equipment - 1.49%
 Motorola, Inc.,
   8.4%, 8-15-31 .........................     1,500    1,622,790

Finance, Taxation and Monetary Policy - 0.44%
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-04 .........................       500      475,000

Food and Kindred Products - 0.90%
 Anheuser-Busch Companies, Inc.,
   7.0%, 9-1-05 ..........................       500      487,245
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-06 ........................       500      495,625
   Total .................................                982,870

General Merchandise Stores - 0.66%
 Fred Meyer, Inc.:
   7.15%, 3-1-03 .........................       250      244,752
   7.45%, 3-1-08 .........................       500      476,875
   Total .................................                721,627

Health Services - 0.45%
 Tenet Healthcare Corporation,
   7.875%, 1-15-03 .......................       500      486,250

Holding and Other Investment Offices - 1.78%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-05 .........................       500      470,520
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07 ......................       500      428,125
 NBD Bank, National Association,
   8.25%, 11-1-24 ........................     1,000    1,048,310
   Total .................................              1,946,955

                See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 1.29%
 Coltec Industries Inc.,
   7.5%, 4-15-08 .........................    $  500 $    471,200
 International Business Machines Corporation,
   5.375%, 3-31-05 (A) ...................  EUR1,000      939,314
   Total .................................              1,410,514

Insurance Carriers - 0.18%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-00 ........................    $  250      195,000

Nondepository Institutions - 7.61%
 Asset Securitization Corporation,
   7.49%, 4-14-29 ........................     1,244    1,245,119
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-10 (B) ....................     1,500    1,386,090
 General Electric Capital Corporation,
   7.5%, 5-15-05 .........................       750      757,695
 General Motors Acceptance Corporation:
   5.5%, 2-2-05 (A) ......................  EUR1,250    1,171,950
   8.875%, 6-1-10 ........................    $  500      539,230
 IMC Home Equity Loan Trust,
   6.9%, 1-20-22 .........................     1,000      992,500
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-10 (B) ...................     1,250    1,160,937
 Residential Asset Securities Corporation,
   8.0%, 10-25-24 ........................       519      520,137
 Westinghouse Electric Corporation,
   8.875%, 6-14-14 .......................       500      530,900
   Total .................................              8,304,558

Oil and Gas Extraction - 0.78%
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-02 ........................        27       27,366
 Oryx Energy Company,
   10.0%, 4-1-01 .........................       400      406,608
 Pemex Finance Ltd.,
   5.72%, 11-15-03 .......................       437      420,936
   Total .................................                854,910

Paper and Allied Products - 2.21%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-02 ........................     1,000    1,016,220
 Champion International Corporation,
   6.4%, 2-15-26 .........................     1,500    1,392,570
   Total .................................              2,408,790

                See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Petroleum and Coal Products - 1.13%
 Pemex Finance Ltd. and Petroleos Mexicanos,
   9.03%, 2-15-11 (B) ....................    $  250 $    254,368
 YPF Sociedad Anoima,
   8.0%, 2-15-04 .........................     1,000      980,990
   Total .................................              1,235,358

Printing and Publishing - 1.48%
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ..........................     1,750    1,616,983

Railroad Transportation - 0.52%
 CSX Corporation,
   6.95%, 5-1-27 .........................       575      566,444

Security and Commodity Brokers - 0.97%
 Salomon Inc.,
   3.65%, 2-14-02 ........................     1,000    1,059,150

Stone, Clay and Glass Products - 1.56%
 Cemex, S.A. de C.V.,
   9.5%, 9-20-01 .........................       500      505,000
 Owens-Illinois, Inc.,
   7.15%, 5-15-05 ........................       750      685,590
 USG Corporation,
   9.25%, 9-15-01 ........................       500      506,225
   Total .................................              1,696,815

Telephone Communication - 1.37%
 Bell Atlantic Financial Services, Inc.,
   7.6%, 3-15-07 .........................       500      498,980
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-45 .......................     1,000      996,500
   Total .................................              1,495,480

Transportation Equipment - 0.34%
 Federal-Mogul Corporation,
   7.75%, 7-1-06 .........................       500      367,500

United States Postal Service - 0.20%
 Postal Square Limited Partnership,
   6.5%, 6-15-22 .........................       238      220,933


                See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

TOTAL CORPORATE DEBT SECURITIES - 47.25%              $51,535,180
 (Cost: $53,170,994)

OTHER GOVERNMENT SECURITIES
Canada - 4.21%
 Hydro-Quebec:
   8.05%, 7-7-24 .........................     1,000    1,060,570
   8.4%, 3-28-25 .........................     1,000    1,066,840
 Province de Quebec:
   5.67%, 2-27-26 ........................     1,500    1,485,060
   6.29%, 3-6-26 .........................     1,000      979,670
   Total .................................              4,592,140

Korea - 0.46%
 Korea Development Bank (The),
   7.9%, 2-1-02 ..........................       500      499,540

Supranational - 0.99%
 Inter-American Development Bank,
   8.4%, 9-1-09 ..........................     1,000    1,087,890

TOTAL OTHER GOVERNMENT SECURITIES - 5.66%             $ 6,179,570
 (Cost: $6,144,033)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-07 .........................       823      826,596
   6.5%, 9-25-18 .........................       500      480,000
   7.5%, 4-15-19 .........................     1,172    1,176,024
   6.25%, 1-15-21 ........................     4,000    3,868,720
   7.5%, 3-15-29 .........................     2,000    2,017,500
   7.5%, 9-15-29 .........................       529      518,923
 Federal National Mortgage Association:
   6.09%, 4-1-09 .........................     1,978    1,819,637
   0.0%, 2-12-18 .........................     2,500      737,975
   7.0%, 9-25-20 .........................       500      493,750
   6.5%, 8-25-21 .........................       500      480,545
   7.0%, 6-1-24 ..........................     2,237    2,159,039
   6.0%, 12-1-28 .........................     2,507    2,294,093


                See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 Government National Mortgage Association:
   7.5%, 7-15-23 .........................    $  882  $   878,010
   7.5%, 12-15-23 ........................     1,201    1,195,296
   8.0%, 9-15-25 .........................       799      811,846
   7.0%, 7-20-27 .........................       427      413,307
   7.0%, 8-20-27 .........................       903      873,039
   7.5%, 7-15-29 .........................     1,929    1,915,220
   7.75%, 10-15-31 .......................       313      314,754
 United States Treasury:
   6.5%, 8-15-05 .........................     2,500    2,525,775
   11.25%, 2-15-15 .......................     2,750    4,054,957
   6.125%, 11-15-27 ......................     9,000    8,980,290
 Miscellaneous United States Government Backed
   Securities:
   Tennessee Valley Authority,
    5.88%, 4-1-36  .......................     1,000      953,630
   United States Department of Veterans Affairs,
    Guaranteed Remic Pass-Through Certificates,
    Vendee Mortgage Trust:
    1998-1 Class 2-B,
    7.0%, 6-15-19  .......................       250      248,045
    1999 Class 3-B,
    6.5%, 2-15-20  .......................       500      482,185
    1999-2 Class 1-B,
    6.5%, 7-15-19  .......................     1,000      963,430
    2000-1 Class 2-C,
    7.25%, 11-15-21  .....................       500      488,125
    2000-2 Class 2-D,
    7.5%, 9-15-26  .......................     2,000    1,970,620

TOTAL UNITED STATES GOVERNMENT SECURITIES - 40.28%   $ 43,941,331
 (Cost: $44,346,083)

TOTAL SHORT-TERM SECURITIES - 5.45%                  $  5,943,633
 (Cost: $5,943,633)

TOTAL INVESTMENT SECURITIES - 98.64%                 $107,599,714
 (Cost: $109,604,743)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.36%       1,480,129

NET ASSETS - 100.00%                                 $109,079,843


                See Notes to Schedule of Investments on page 39.

BOND PORTFOLIO

Notes to Schedule of Investments
(A) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR-EURO).
(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $2,801,395 or 2.57% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)        $107,600
 Cash   .................              1
 Receivables:
   Dividends and interest          1,501
   Fund shares sold .....             33
 Prepaid insurance
   premium ..............              1
                                --------
    Total assets  .......        109,136
Liabilities                     --------
 Payable to Fund
   shareholders .........             27
 Accrued service
   fee (Note 2) .........             22
 Accrued accounting
   services fee (Note 2).              3
 Accrued management
   fee (Note 2) .........              2
 Other  .................              2
                                --------
    Total liabilities  ..             56
                                --------
      Total net assets ..       $109,080
Net Assets                      ========
 $0.001 par value capital stock:
   Capital stock ........       $     21
   Additional paid-in
    capital  ............        110,384
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income  ..          3,282
   Accumulated net realized
    loss on investment
    transactions  .......         (2,603)
   Net unrealized depreciation
    of investments ......         (2,004)
                                --------
    Net assets applicable to
      outstanding units
      of capital ........       $109,080
                                ========
Net asset value, redemption
 and offering price per share    $5.2372
                                 =======
Capital shares outstanding        20,828
Capital shares authorized        100,000
                       See notes to financial statements.

BOND PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........         $3,735
                                  ------
 Expenses (Note 2):
   Investment management
    fee  ................            283
   Service fee ..........            136
   Accounting services
    fee  ................             20
   Audit fees ...........              6
   Custodian fees .......              4
   Legal fees ...........              1
   Other ................              3
                                  ------
    Total expenses ......            453
                                  ------
      Net investment
       income ...........          3,282
                                  ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net loss
   on securities ........           (745)
 Unrealized appreciation
   in value of
   investments during
   the period ...........          1,423
                                  ------
   Net gain on
    investments  ........            678
                                  ------
    Net increase
      in net assets
      resulting from
      operations                  $3,960
                                  ======
                       See notes to financial statements.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
 (In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Decrease in Net Assets
 Operations:
   Net investment
    income  .............       $  3,282       $  6,535
   Realized net loss
    on investments  .....           (745)          (452)
   Unrealized appreciation
    (depreciation)  .....          1,423         (7,745)
                                --------       --------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........          3,960         (1,662)
                                --------       --------
 Dividends to shareholders
   from net investment
    income (Note 1E):* ..            ---         (6,535)
                                --------       --------
                                     ---         (6,535)
                                --------       --------
 Capital share
   transactions** .......        (5,416)          4,437
                                --------       --------
      Total decrease ....        (1,456)         (3,760)
Net Assets
 Beginning of period             110,536        114,296
                                --------       --------
 End of period  .........       $109,080       $110,536
                                ========       ========
   Undistributed net investment
    income  .............         $3,282           $---
                                  ======           ====
                 *See "Financial Highlights" on pages 43 - 44. **Shares issued from sale
 of shares  .............          1,464          3,554
Shares issued from reinvest-
 ment of dividends  .....            ---          1,294
Shares redeemed .........         (2,526)        (3,949)
                                  ------          -----
Increase (decrease) in outstanding
 capital shares .........         (1,062)           899
                                  ======          =====
Value issued from sale
 of shares  .............        $ 7,533        $19,146
Value issued from reinvest-
 ment of dividends  .....            ---          6,535
Value redeemed ..........        (12,949)       (21,244)
                                 -------        -------
Increase (decrease) in
 outstanding capital  ...        $(5,416)       $ 4,437
                                 =======        =======


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/00    1999     1998     1997    1996   1995
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $5.0497  $5.4451 $5.3686  $5.2004 $5.3592  $4.7393
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1576   0.3173  0.3180   0.3400  0.3407   0.3556
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.0299  (0.3954) 0.0765   0.1682 (0.1588)  0.6202
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.1875  (0.0781) 0.3945   0.5082  0.1819   0.9758
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.3173)(0.3180) (0.3400)(0.3407) (0.3559)
 From capital gains   (0.0000) (0.0000)(0.0000) (0.0000)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.3173)(0.3180) (0.3400)(0.3407) (0.3559)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.2372  $5.0497 $5.4451  $5.3686 $5.2004  $5.3592
                      =======  ======= =======  ======= =======  =======
Total return .......   3.71%   -1.44%   7.35%    9.77%   3.43%   20.56%
Net assets, end of
 period (in
 millions)  ........   $109     $111    $114      $99     $92      $89
Ratio of expenses
 to average net
 assets ............   0.84%*   0.81%   0.67%    0.58%   0.59%    0.60%
Ratio of net investment
 income to average
 net assets  .......   6.08%*   5.73%   5.99%    6.35%   6.39%    6.73%
Portfolio turnover
 rate  .............  16.34%   47.27%  32.75%   36.81%  64.02%   71.17%

*Annualized.
                       See notes to financial statements.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
COMMON STOCKS
Amusement and Recreation Services - 1.04%
 Walt Disney Company (The)  ..............   360,000 $ 13,972,500

Building Materials and Garden Supplies - 1.63%
 Home Depot, Inc. (The)  .................   225,000   11,235,937
 Lowe's Companies, Inc.  .................   260,000   10,676,250
   Total .................................             21,912,187

Business Services - 10.94%
 America Online, Inc.*  ..................   165,000    8,703,750
 CheckFree Holdings Corporation*  ........   190,000    9,814,688
 Clear Channel Communications, Inc.*  ....   256,400   19,230,000
 Intuit Inc.*  ...........................   235,000    9,708,438
 Microsoft Corporation*  .................   499,000   39,904,406
 Oracle Corporation*  ....................   355,000   29,831,094
 Siebel Systems, Inc.*  ..................    80,000   13,087,500
 Veritas Software Corp.*  ................    90,000   10,167,187
 Yahoo! Inc.*  ...........................    50,000    6,195,312
   Total .................................            146,642,375

Chemicals and Allied Products - 14.58%
 Bristol-Myers Squibb Company  ...........   125,000    7,281,250
 Forest Laboratories, Inc.*  .............   255,000   25,755,000
 Johnson & Johnson  ......................   242,200   24,674,125
 Merck & Co., Inc.  ......................   250,000   19,156,250
 Pfizer Inc.  ............................ 1,101,425   52,868,400
 Pharmacia Corporation  ..................   354,850   18,341,309
 Schering-Plough Corporation  ............   479,400   24,209,700
 Smith International, Inc.*  .............   320,000   23,300,000
   Total .................................            195,586,034

Communication - 3.42%
 Comcast Corporation, Class A*  ..........   225,000    9,119,531
 Cox Communications, Inc., Class A*  .....   150,000    6,834,375
 Infinity Broadcasting Corporation,
   Class A* ..............................   437,200   15,930,475
 Viacom Inc., Class B*  ..................   205,000   13,978,438
   Total .................................             45,862,819

Depository Institutions - 2.75%
 Bank of America Corporation  ............   255,000   10,965,000
 Chase Manhattan Corporation (The)  ......   240,000   11,055,000
 Citigroup Inc.  .........................   247,500   14,911,875
   Total .................................             36,931,875

Eating and Drinking Places - 0.43%
 Wendy's International, Inc.  ............   325,000    5,789,062

                See Notes to Schedule of Investments on page 51.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 18.22%
 ADC Telecommunications, Inc.*  ..........   240,000 $ 20,122,500
 Altera Corporation*  ....................   100,000   10,190,625
 Analog Devices, Inc.*  ..................   230,000   17,480,000
 Broadcom Corporation, Class A*  .........    50,000   10,946,875
 General Electric Company  ...............   538,500   28,540,500
 Intel Corporation  ......................   263,600   35,231,788
 JDS Uniphase Corporation*  ..............   155,000   18,575,781
 LSI Logic Corporation*  .................   200,000   10,825,000
 Maxim Integrated Products, Inc.*  .......    70,000    4,753,437
 Nokia Corporation, Series A, ADR  .......   420,000   20,973,750
 Nortel Networks Corporation  ............   430,000   29,347,500
 PMC - Sierra Inc.*  .....................    35,000    6,217,969
 Texas Instruments Incorporated  .........   170,000   11,676,875
 Xilinx, Inc.*  ..........................   235,000   19,409,531
   Total .................................            244,292,131

Fabricated Metal Products - 0.55%
 Parker Hannifin Corporation  ............   215,000    7,363,750

Food and Kindred Products - 2.81%
 Anheuser-Busch Companies, Inc.  .........   240,000   17,925,000
 PepsiCo, Inc.  ..........................   445,000   19,774,687
   Total .................................             37,699,687

Furniture and Fixtures - 0.45%
 Lear Corporation*  ......................   300,000    6,000,000

General Merchandise Stores - 3.09%
 BJ's Wholesale Club, Inc.*  .............   475,000   15,675,000
 Target Corporation  .....................   445,000   25,810,000
   Total .................................             41,485,000

Industrial Machinery and Equipment - 11.06%
 Applied Materials, Inc.*  ...............   186,000   16,862,062
 Cisco Systems, Inc.*  ...................   615,700   39,116,191
 Cooper Cameron Corporation*  ............   285,000   18,810,000
 Dell Computer Corporation*  .............   300,000   14,803,125
 Dover Corporation  ......................   240,000    9,735,000
 EMC Corporation*   ......................   358,400   27,574,400
 Ingersoll-Rand Company  .................   200,000    8,050,000
 SPX Corporation*  .......................   110,000   13,303,125
   Total .................................            148,253,903

Instruments and Related Products - 3.08%
 Guidant Corporation*  ...................   351,000   17,374,500
 Medtronic, Inc.  ........................   280,000   13,947,500
 Teradyne, Inc.*  ........................   135,000    9,922,500
   Total .................................             41,244,500


                See Notes to Schedule of Investments on page 51.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Insurance Agents, Brokers and Service - 0.94%
 Hartford Financial Services Group
   Inc. (The) ............................   225,000 $ 12,585,938

Insurance Carriers - 1.02%
 American International Group, Inc.  .....   115,875   13,615,313

Motion Pictures - 1.39%
 Time Warner Incorporated  ...............   246,000   18,696,000

Nondepository Institutions - 3.70%
 Fannie Mae  .............................   478,600   24,976,938
 Freddie Mac  ............................   320,000   12,960,000
 Morgan Stanley, Dean Witter, Discover & Co. 140,000   11,655,000
   Total .................................             49,591,938

Oil and Gas Extraction - 4.61%
 Burlington Resources Incorporated  ......   575,000   21,993,750
 Schlumberger Limited  ...................   440,100   32,842,463
 Transocean Sedco Forex Inc.  ............   131,811    7,043,650
   Total .................................             61,879,863

Petroleum and Coal Products - 1.61%
 Exxon Mobil Corporation  ................   275,000   21,587,500

Telephone Communication - 1.47%
 ALLTEL Corporation  .....................   160,000    9,910,000
 Nextel Communications, Inc.*  ...........   160,000    9,785,000
   Total .................................             19,695,000

Transportation Equipment - 0.89%
 Harley-Davidson, Inc.  ..................   310,600   11,958,100

Wholesale Trade -- Nondurable Goods - 0.70%
 Enron Corp.  ............................   145,000    9,352,500

TOTAL COMMON STOCKS - 90.38%                       $1,211,997,975
 (Cost: $774,642,536)
                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 1.19%
 Pharmacia Corporation,
   6.56%, 7-25-00 ........................   $16,000   15,930,027

 Electric, Gas and Sanitary Services - 0.75%
 Carolina Power & Light Co.,
   6.52%, 7-6-00 .........................    10,000    9,990,944

                See Notes to Schedule of Investments on page 51.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electronic and Other Electric Equipment - 0.52%
 Sony Capital Corp.,
   6.8%, 7-6-00 ..........................   $ 7,000 $  6,993,389

 Fabricated Metal Products - 0.09%
 Danaher Corporation,
   6.6738%, Master Note ..................     1,188    1,188,000

 Food and Kindred Products - 1.42%
 Bestfoods,
   6.68%, 7-17-00 ........................    13,000   12,961,405
 General Mills, Inc.,
   6.5288%, Master Note ..................     6,013    6,013,000
   Total .................................             18,974,405

 General Merchandise Stores - 0.76%
 Wal-Mart Stores, Inc.,
   6.5%, 7-11-00 .........................    10,250   10,231,493

 Lumber and Wood Products - 0.13%
 Weyerhaeuser Company,
   6.65%, 7-24-00 ........................     1,800    1,792,353

 Miscellaneous Retail - 0.52%
 Toys `
       `R'
          ' Us Inc.,
   6.79%, 7-5-00 .........................     7,000    6,994,719

 Nondepository Institutions - 2.24%
 Island Finance Puerto Rico Inc.,
   6.57%, 7-17-00 ........................    12,000   11,964,960
 PACCAR Financial Corp.,
   6.57%, Master Note ....................    13,027   13,027,000
 Transamerica Finance Corporation,
   6.62%, 7-7-00 .........................     5,000    4,994,483
   Total .................................             29,986,443

 Paper and Allied Products - 0.56%
 International Paper Company,
   7.2%, 7-3-00 ..........................     2,578    2,576,969
 Westvaco Corp.,
   6.85%, 7-26-00 ........................     5,000    4,976,215
   Total .................................              7,553,184


                See Notes to Schedule of Investments on page 51.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 2000


                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Telephone Communication - 1.10%
 Dominion Resources Inc.,
   6.84%, 7-11-00 ........................   $ 4,800 $  4,790,880
 U S WEST Communications Inc.,
   6.8%, 7-18-00 .........................    10,000    9,967,889
   Total .................................             14,758,769

Total Commercial Paper - 9.28%                        124,393,726

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.22%
 Nondepository Institutions
 ED&F Man Finance Inc. (Rabobank Nederland),
   6.57%, 7-13-00 ........................     3,000    2,993,430

Municipal Obligations - 0.74%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds (Shell Martinez Refining
   Company Project), Series 1996 (Taxable),
   6.63%, 8-3-00 .........................    10,000   10,000,000

TOTAL SHORT-TERM SECURITIES - 10.24%               $  137,387,156
 (Cost: $137,387,156)

TOTAL INVESTMENT SECURITIES - 100.62%              $1,349,385,131
 (Cost: $912,029,692)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.62%)    (8,340,284)

NET ASSETS - 100.00%                               $1,341,044,847


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)      $1,349,385
 Cash   .................              3
 Receivables:
   Fund shares sold .....            934
   Dividends and interest            447
 Prepaid insurance
   premium ..............              2
                              ----------
    Total assets  .......      1,350,771
Liabilities                   ----------
 Payable for investment
   securities purchased .          9,246
 Accrued service
   fee (Note 2) .........            278
 Payable to Fund
   shareholders .........            155
 Accrued management
   fee (Note 2) .........             25
 Accrued accounting
   services fee (Note 2).              8
 Other  .................             14
                              ----------
    Total liabilities  ..          9,726
                              ----------
      Total net assets ..     $1,341,045
Net Assets                    ==========
 $0.001 par value capital stock:
   Capital stock ........     $      110
   Additional paid-in
    capital  ............        824,281
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment loss  ....            (15)
   Accumulated net realized
    gain on investment
    transactions  .......         79,314
   Net unrealized appreciation
    of investments               437,355
                              ----------
    Net assets applicable to
      outstanding units
      of capital ........     $1,341,045
                              ==========
Net asset value, redemption
 and offering price per share   $12.1667
                                ========
Capital shares outstanding       110,223
Capital shares authorized        200,000
                       See notes to financial statements.

GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Loss
 Income (Note 1B):
   Dividends (net of foreign withholding
    taxes of $2)  .......       $  3,476
   Interest and
    amortization ........          2,553
                                --------
    Total income  .......          6,029
                                --------
 Expenses (Note 2):
   Investment management
    fee  ................          4,332
   Service fee ..........          1,574
   Accounting services
    fee  ................             50
   Custodian fees .......             32
   Audit fees ...........              8
   Legal fees ...........              6
   Other ................             42
                                --------
      Total expenses.....          6,044
                                --------
       Net investment
       loss  ............            (15)
                                --------
Realized and Unrealized Gain
 on Investments (Notes 1 and 3)
 Realized net gain
   on securities ........         79,314
 Unrealized appreciation
   in value of investments
   during the period ....         60,407
                                --------
   Net gain on
    investments  ........        139,721
                                --------
    Net increase in net
      assets resulting
      from operations           $139,706
                                ========
                       See notes to financial statements.

GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase in Net Assets
 Operations:
   Net investment
    income (loss)  ......     $      (15)     $     522
   Realized net gain on
     investments  .......         79,314        150,006
   Unrealized appreciation        60,407        142,019
                              ----------      ---------
    Net increase in net assets
      resulting from
      operations.........        139,706        292,547
                              ----------      ---------
 Dividends to shareholders (Note 1E):*
   From net investment
    income ..............            ---           (522)
   From realized gains on
    security transactions            ---       (150,006)
                              ----------      ---------
                                     ---       (150,528)
                              ----------      ---------
 Capital share
   transactions** .......         38,591        195,614
                              ----------      ---------
      Total increase ....        178,297        337,633
Net Assets
 Beginning of period           1,162,748        825,115
                              ----------     ----------
 End of period  .........     $1,341,045     $1,162,748
                              ==========     ==========
   Undistributed net investment
    income (loss)  ......           $(15)          $---
                                    ====           ====
                 *See "Financial Highlights" on pages 55 - 56. **Shares issued from sale
 of shares  .............          8,755         12,932
Shares issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---         13,841
Shares redeemed .........         (5,450)        (8,588)
                                   -----         ------
Increase in outstanding
 capital shares .........          3,305         18,185
                                   =====         ======
Value issued from sale
 of shares  .............       $101,757       $133,490
Value issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---        150,528
Value redeemed ..........        (63,166)       (88,404)
                                --------       --------
Increase in outstanding
 capital  ...............       $ 38,591       $195,614
                                ========       ========


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                         six
                      months    For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/00     1999     1998     1997    1996   1995
                    ---------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $10.8751 $ 9.2989 $7.5679  $6.7967 $6.8260  $5.8986
                     -------- -------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.0001)  0.0056  0.0456   0.0574  0.0990   0.0903
 Net realized and
   unrealized gain
   on investments ..   1.2917   3.1886  2.0215   1.4003  0.7478   2.1842
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......   1.2916   3.1942  2.0671   1.4577  0.8468   2.2745
                     -------- -------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0056)(0.0456) (0.0570)(0.0990) (0.0903)
 From capital gains   (0.0000) (1.6124)(0.2905) (0.6295)(0.7771) (1.2568)
                     -------- -------- -------  ------- -------  -------
Total distributions.  (0.0000) (1.6180)(0.3361) (0.6865)(0.8761) (1.3471)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  .... $12.1667 $10.8751 $9.2989  $7.5679 $6.7967  $6.8260
                     ======== ======== =======  ======= =======  =======
Total return .......  11.88%   34.35%  27.31%   21.45%  12.40%   38.57%
Net assets, end of
 period (in
 millions)  ........ $1,341   $1,163    $825     $639    $513     $419
Ratio of expenses
 to average net
 assets ............   0.96%*   0.96%   0.80%    0.72%   0.73%    0.75%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.00%*   0.06%   0.55%    0.75%   1.44%    1.35%
Portfolio turnover
 rate  .............  27.16%   65.82%  75.58%  162.41% 243.00%  245.80%

*Annualized.

                       See notes to financial statements.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS, RIGHTS AND WARRANTS
Business Services - 0.08%
 deltathree.com, Inc.*  ..................     6,500   $   94,453

Chemicals and Allied Products - 0.66%
 Smith International, Inc.*  .............    10,000      728,125

Communication - 0.82%
 Classic Communications, Inc., Class A*  .    15,000      135,469
 Crown Castle International Corp.*  ......     6,700      244,341
 Infinity Broadcasting Corporation,
   Class A* ..............................    10,000      364,375
 Spanish Broadcasting System, Inc.*  .....     7,500      153,984
   Total .................................                898,169
   Total .................................              2,938,947

Data Processing and Preparation - 0.03%
 Cybernet Internet Services International,
   Inc., Warrants (A)* ...................     1,000       30,000

Electronic and Other Electric Equipment - 0.54%
 Alamosa PCS Holdings, Inc.*  ............     7,400      155,631
 Amkor Technology, Inc.*  ................     5,000      176,406
 Metricom, Inc.*  ........................     5,000      139,219
 Metricom, Inc., Warrants*  ..............       500        1,000
 TeleCorp PCS, Inc.*  ....................     3,000      121,125
   Total .................................                593,381

Engineering and Management Services - 0.07%
 Harris Interactive Inc.*  ...............    15,000       72,656

Food Stores - 0.20%
 Kroger Co. (The)*  ......................    10,000      220,625

Holding and Other Investment Offices - 0.23%
 "Shell" Transport and Trading Company,
   p.l.c. (The), ADR .....................     5,000      249,688

Industrial Machinery and Equipment - 0.89%
 Baker Hughes Incorporated  ..............    10,000      320,000
 Cooper Cameron Corporation*  ............    10,000      660,000
   Total .................................                980,000

Oil and Gas Extraction - 1.23%
 Burlington Resources Incorporated  ......     2,500       95,625
 Schlumberger Limited  ...................     2,500      186,562
 Transocean Sedco Forex Inc.  ............    20,000    1,068,750
   Total .................................              1,350,937

                See Notes to Schedule of Investments on page 68.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS, RIGHTS AND WARRANTS (Continued)
Paper and Allied Products - 0.00%
 SF Holdings Group, Inc., Class C (A)*  ..     1,500 $         15

Petroleum and Coal Products - 0.42%
 Royal Dutch Petroleum Company, NY Shares      7,500      461,719

Telephone Communication - 1.86%
 AirGate PCS, Inc., Warrants*  ...........     2,000      220,000
 Allegiance Telecom, Inc., Warrants (A)*       1,250      187,500
 ITXC Corp.*  ............................     5,000      177,031
 Microcell Telecommunications Inc.,
   Warrants (A)* .........................     5,000      392,500
 Nextel Partners, Inc., Class A*  ........     7,500      244,453
 ONO Finance Plc, Rights (A)*  ...........       250       23,625
 OnePoint Communications Corp., Warrants (A)*    900       18,000
 Powertel, Inc., Warrants*  ..............     2,400      139,200
 Primus Telecommunications Group,
   Incorporated* .........................    14,500      361,594
 Primus Telecommunications Group,
   Incorporated, Warrants* ...............       500       16,875
 VersaTel Telecom International N.V.,
   Warrants (A)* .........................       500      260,000
   Total .................................              2,040,778

TOTAL COMMON STOCKS, RIGHTS AND WARRANTS - 7.03%     $  7,720,546
 (Cost: $6,090,628)

PREFERRED STOCKS
Nondepository Institutions - 0.24%
 California Federal Preferred Capital
   Corporation, 9.125% ...................    12,500      264,844

Printing and Publishing - 0.44%
 PRIMEDIA Inc., 10.0%  ...................     5,000      480,000

Telephone Communication - 0.16%
 IXC Communications, Inc., 12.5%  ........       182      180,180

Textile Mill Products - 0.72%
 Anvil Holdings, Inc., 13.0%  ............    52,463      786,945

TOTAL PREFERRED STOCKS - 1.56%                       $  1,711,969
 (Cost: $1,482,085)

                See Notes to Schedule of Investments on page 68.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Agricultural Production -- Crops - 1.98%
 Hines Horticulture, Inc.,
   11.75%, 10-15-05 ......................   $ 2,161 $  2,171,805

Amusement and Recreation Services - 4.26%
 Aztar Corporation,
   8.875%, 5-15-07 .......................     1,000      940,000
 Hollywood Park, Inc.,
   9.25%, 2-15-07 ........................       500      497,500
 Premier Parks Inc.:
   9.75%, 6-15-07 ........................     1,000      962,500
   0.0%, 4-1-08 (B) ......................     1,500    1,020,000
 Station Casinos, Inc.:
   10.125%, 3-15-06 ......................       500      502,500
   9.875%, 7-1-10 (A) ....................       750      755,625
   Total .................................              4,678,125

Business Services - 3.99%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-06 .......................     2,030    2,090,900
 Lamar Advertising Company,
   9.625%, 12-1-06 .......................     1,000    1,000,000
 National Equipment Services, Inc.,
   10.0%, 11-30-04 .......................     1,250    1,047,250
 Outdoor Systems, Inc.,
   8.875%, 06-15-07 ......................       250      245,288
   Total .................................              4,383,438

Communication - 17.28%
 ACME Television, LLC,
   0.0%, 9-30-04 (B) .....................     1,026      979,830
 Adelphia Communications Corporation:
   10.25%, 7-15-00 .......................     1,500    1,501,875
   10.5%, 7-15-04 ........................       500      500,000
 Chancellor Media Corporation of Los Angeles,
   8.0%, 11-1-08 .........................     3,250    3,262,187
 Classic Cable, Inc.,
   9.375%, 8-1-09 ........................       500      436,250
 Crown Castle International Corp.:
   0.0%, 11-15-07 (B) ....................     1,000      730,000
   10.75%, 8-1-11 ........................     1,000    1,018,750
 Diamond Cable Communications Plc,
   0.0%, 12-15-05 (B) ....................     1,111    1,055,450
 EchoStar DBS Corporation,
   9.375%, 2-1-09 ........................     1,500    1,447,500
 ICG Services, Inc.,
   0.0%, 5-1-08 (B) ......................       900      468,000

                See Notes to Schedule of Investments on page 68.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 LIN Holdings Corp.,
   0.0%, 3-1-08 (B) ......................    $1,325 $    861,250
 Salem Communications Corporation,
   9.5%, 10-1-07 .........................       500      470,000
 Spanish Broadcasting System, Inc.,
   9.625%, 11-1-09 .......................     1,000    1,000,000
 Spectasite Holdings, Inc.,
   0.0%, 4-15-09 (B) .....................     1,000      580,000
 Telewest Communications plc,
   0.0%, 10-1-07 (B) .....................     3,500    3,333,750
 United International Holdings, Inc.,
   0.0%, 2-15-08 (B) .....................     2,000    1,340,000
   Total .................................             18,984,842

Data Processing and Preparation - 0.46%
 Cybernet Internet Services
   International, Inc.,
   14.0%, 7-1-09 .........................     1,000      505,000

Depository Institutions - 2.73%
 Sovereign Bancorp, Inc.,
   10.5%, 11-15-06 .......................     3,000    3,000,000

Eating and Drinking Places - 1.85%
 Avado Brands, Inc.,
   11.75%, 6-15-09 .......................     1,000      512,500
 Foodmaker, Inc.,
   8.375%, 4-15-08 .......................     1,000      935,000
 NE Restaurant Company, Inc.,
   10.75%, 7-15-08 .......................       750      588,750
   Total .................................              2,036,250

Electric, Gas and Sanitary Services - 1.59%
 Transportadora de Gas del Sur S.A.,
   10.375%, 4-15-03 (A) ..................     1,750    1,750,000


                See Notes to Schedule of Investments on page 68.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment - 5.64%
 Alamosa PCS Holdings, Inc.,
   0.0%, 2-15-10 (B) .....................    $1,250  $   656,250
 Elgar Holdings, Inc.,
   9.875%, 2-1-08 ........................       500      277,500
 Flextronics International Ltd.,
   9.875%, 7-1-10 (A) ....................       500      506,250
 Hadco Corporation,
   9.5%, 6-15-08 .........................     2,100    2,100,000
 PF.Net Communications, Units,
   13.75%, 5-15-10 (A)(C) ................     2,000    2,005,000
 TeleCorp PCS, Inc.,
   0.0%, 4-15-09 (B) .....................     1,000      655,000
   Total .................................              6,200,000

Fabricated Metal Products - 0.17%
 Neenah Corporation,
   11.125%, 5-1-07 .......................       250      185,000

Food and Kindred Products - 0.27%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-03 .......................       300      302,250

Food Stores - 0.39%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-04 ........................       500      427,500

Health Services - 0.23%
 Tenet Healthcare Corporation,
   9.25%, 9-1-10 (A) .....................       250      253,125

Hotels and Other Lodging Places - 2.88%
 CapStar Hotel Company,
   8.75%, 8-15-07 ........................       500      443,750
 MGM Grand, Inc.,
   9.75%, 6-01-07 ........................       750      761,250
 Prime Hospitality Corp.:
   9.25%, 1-15-06 ........................     1,500    1,485,000
   9.75%, 4-1-07 .........................       500      480,000
   Total .................................              3,170,000

Industrial Machinery and Equipment - 1.63%
 Terex Corporation,
   8.875%, 4-1-08 ........................     1,000      890,000
 WEC Company,
   12.0%, 7-15-09 ........................     1,000      896,250
   Total .................................              1,786,250


                See Notes to Schedule of Investments on page 68.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Retail - 2.90%
 Amazon.com, Inc.,
   0.0%, 5-1-08 (B) ......................    $1,000 $    585,000
 Michaels Stores, Inc.,
   10.875%, 6-15-06 ......................     2,500    2,600,000
   Total .................................              3,185,000

Paper and Allied Products - 5.77%
 Container Corporation of America,
   11.25%, 5-1-04 ........................     1,500    1,515,000
 Huntsman Packaging Corporation, Units,
   13.0%, 6-1-10 (A)(D) ..................     1,000    1,035,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-08 (B) .....................     7,500    3,787,500
   Total .................................              6,337,500

Petroleum and Coal Products - 0.43%
 Building Materials Corporation of America,
   8.0%, 12-1-08 .........................       600      474,000

Primary Metal Industries - 1.91%
 Dayton Superior Corporation, Units,
   13.0%, 6-15-09 (A)(E) .................     1,000      990,000
 ISG Resources, Inc.,
   10.0%, 4-15-08 ........................     1,000      915,000
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-07 .......................       250      192,500
   Total .................................              2,097,500

Rubber and Miscellaneous Plastics Products - 2.42%
 Graham Packaging Holdings Company,
   0.0%, 1-15-09  (B) ....................     1,750    1,032,500
 Home Products International, Inc.,
   9.625%, 5-15-08 .......................       750      622,500
 Tekni-Plex, Inc.,
   12.75%, 6-15-10 (A) ...................     1,000    1,005,000
   Total .................................              2,660,000

Special Trade Contractors - 0.64%
 SBA Communications Corporation,
   0.0%, 3-1-08 (B) ......................     1,000      700,000

                See Notes to Schedule of Investments on page 68.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Telephone Communication - 21.62%
 AirGate PCS, Inc.,
   0.0%, 10-1-09 (B) .....................    $2,000 $  1,135,000
 Alestra, S. de R.L. de C.V.,
   12.625%, 5-15-09 ......................     1,000      900,000
 Allegiance Telecom, Inc.,
   0.0%, 2-15-08 (B) .....................     1,250      900,000
 Concentric Network Corporation,
   12.75%, 12-15-07 ......................       750      795,000
 GST Telecommunications,
   0.0%, 11-15-07 (B) ....................     1,000      145,000
 GT Group Telecom, Inc., Units,
   0.0%, 2-1-10 (A)(B)(F) ................     1,000      560,000
 Global Crossing Holdings Ltd.:
   9.625% 5-15-08 ........................       500      487,500
   9.5%, 11-15-09 ........................       500      482,500
 Grupo Iusacell, S.A. de C.V.,
   14.25%, 12-1-06 .......................       850      877,625
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-03 (B) .....................     2,000    1,840,000
   12.0%, 11-1-07 ........................       500      465,000
 ITC /\ DeltaCom, Inc.:
   8.875%, 3-1-08 ........................       250      227,500
   9.75%, 11-15-08 .......................       750      712,500
 Intercel, Inc.,
   0.0%, 2-1-06 (B) ......................       750      702,188
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-06 (B) .....................       750      693,750
 Leap Wireless International, Inc., Units,
   12.5%, 4-15-10 (A)(G) .................     1,250    1,075,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-06  (B) .....................       750      690,000
 Nextel Communications, Inc.,
   9.375%, 11-15-09 ......................     1,000      955,000
 Nextel Partners, Inc.,
   11.0%, 3-15-10 (A) ....................     1,000      990,000
 NEXTLINK Communications, Inc.,
   10.75%, 6-1-09 ........................       500      495,000
 ONO Finance Plc,
   13.0%, 5-1-09 .........................       250      237,500
 OnePoint Communications Corp.,
   14.5%, 6-1-08  ........................       900      454,500
 Primus Telecommunications Group, Incorporated:
   11.75%, 8-1-04 ........................       500      402,500
   5.75%, 2-15-07 (Convertible)(A) .......       750      524,062
   12.75%, 10-15-09 ......................       750      630,000
 Rhythms NetConnections Inc.,
   0.0%, 5-15-08 (B) .....................     2,000      800,000

                See Notes to Schedule of Investments on page 68.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Telephone Communication (Continued)
 Time Warner Telecom LLC and
   Time Warner Telecom Inc.,
   9.75%, 7-15-08 ........................    $  500 $    485,000
 Tritel PCS, Inc.,
   0.0%, 5-15-09 (B) .....................     1,500      990,000
 Triton PCS, Inc.,
   0.0%, 5-1-08 (B) ......................       500      360,000
 US Unwired Inc.,
   0.0%, 11-01-09 (B) ....................     1,000      540,000
 VersaTel Telecom B.V.,
   11.875%, 7-15-09 ......................       250      247,500
 VersaTel Telecom International N.V.,
   13.25%, 5-15-08 .......................       500      511,250
 Viatel, Inc.,
   11.5%, 3-15-09 ........................       500      375,000
 VoiceStream Wireless Corporation,
   0.0%, 11-15-09 (B) ....................     1,500    1,012,500
 Winstar Communications, Inc.:
   0.0%, 4-15-10  (A)(B) .................     1,241      570,860
   12.75%, 4-15-10 (A) ...................       510      479,400
   Total .................................             23,748,635

Textile Mill Products - 1.63%
 Anvil Knitwear, Inc.,
   10.875%, 3-15-07 ......................     1,000      880,000
 Consoltex Group Inc.,
   11.0%, 10-1-03 ........................     1,000      915,000
   Total .................................              1,795,000

Wholesale Trade -- Durable Goods - 0.80%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-06 .......................       500      142,500
 Heafner (J. H.) Company, Inc. (The),
   10.0%, 5-15-08 ........................     1,000      735,000
   Total .................................                877,500

TOTAL CORPORATE DEBT SECURITIES - 83.47%             $ 91,708,720
 (Cost: $98,573,060)

TOTAL SHORT-TERM SECURITIES - 7.37%                  $  8,101,557
 (Cost $8,101,557)

TOTAL INVESTMENT SECURITIES - 99.43%                 $109,242,792
 (Cost: $114,247,330)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.57%         623,877

NET ASSETS - 100.00%                                 $109,866,669

                See Notes to Schedule of Investments on page 68.

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $13,410,962 or 12.21% of net assets.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C) Each unit of PF.Net Communications consists of $1,000 principal amount of 13.75% senior notes due 2010 and one warrant to purchase 36.87243 shares of common stock.
(D) Each unit of Huntsman Packaging Corporation consists of $1,000 principal amount of 13% senior subordinated notes due 2010 and one warrant to purchase 0.08424 of a share of common stock.
(E) Each unit of Dayton Superior Corporation consists of $1,000 principal amount of 13% senior subordinated notes due 2009 and one warrant to purchase 0.68986 of a common share.
(F) Each unit of GT Group Telecom, Inc. consists of $1,000 principal amount of 13.25% senior discount notes due 2010 and one warrant to purchase 4.9106 Class B non-voting shares.
(G) Each unit of Leap Wireless International, Inc. consists of one 12.5% senior note due 2010 and one warrant to purchase common stock.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

HIGH INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)        $109,243
 Cash   .................              1
 Receivables:
   Dividends and interest          1,368
   Fund shares sold .....             42
 Prepaid insurance
   premium ..............              1
                                --------
    Total assets  .......        110,655
Liabilities                     --------
 Payable for investment
   securities purchased .            747
 Accrued service
   fee (Note 2) .........             22
 Payable to Fund
   shareholders .........             12
 Accrued accounting
   services fee (Note 2).              3
 Accrued management
   fee (Note 2) .........              2
 Other  .................              2
                                --------
    Total liabilities  ..            788
                                --------
      Total net assets ..       $109,867
Net Assets                      ========
 $0.001 par value capital stock:
   Capital stock ........            $27
   Additional paid-in
    capital  ............        122,845
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income  ..          5,521
   Accumulated net realized
    loss on investment
    transactions  .......        (13,521)
   Net unrealized depreciation
    of investments ......         (5,005)
                                --------
    Net assets applicable to
      outstanding units
      of capital ........       $109,867
                                ========
Net asset value, redemption
 and offering price per share    $4.0267
                                 =======
Capital shares outstanding        27,285
Capital shares authorized        100,000
                       See notes to financial statements.

HIGH INCOME PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........        $ 5,985
   Dividends ............             83
                                 -------
    Total income  .......          6,068
                                 -------
 Expenses (Note 2):
   Investment management
    fee  ................            357
   Service fee ..........            151
   Accounting services
    fee  ................             20
   Audit fees ...........              7
   Custodian fees .......              2
   Legal fees ...........              1
   Other ................              9
                                 -------

    Total expenses ......            547
                                 -------
      Net investment
       income ...........          5,521
                                 -------
Realized and Unrealized Loss
 on Investments (Notes 1 and 3)
 Realized net loss
   on securities ........         (5,207)
 Unrealized depreciation
   in value of investments
   during the period ....         (4,243)
                                 -------
   Net loss on
    investments  ........         (9,450)
                                 -------
    Net decrease
      in net assets
      resulting from
      operations ........        $(3,929)
                                 =======


                       See notes to financial statements.

HIGH INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Decrease in Net Assets
 Operations:
   Net investment
    income  .............       $  5,521       $ 11,321
   Realized net loss
    on investments  .....         (5,207)        (7,976)
   Unrealized appreciation
    (depreciation)  .....         (4,243)         1,657
                                 -------       --------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........         (3,929)         5,002
                                 -------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income ..............            ---        (11,321)
   From realized gains on
    security transactions            ---            ---
                                 -------       --------
                                     ---        (11,321)
                                 -------       --------
 Capital share
   transactions** .......         (6,903)           665
                                --------       --------
      Total decrease ....        (10,832)        (5,654)
Net Assets
 Beginning of period             120,699        126,353
                                --------       --------
 End of period  .........       $109,867       $120,699
                                ========       ========
   Undistributed net investment
    income  .............         $5,521           $---
                                  ======           ====
                 *See "Financial Highlights" on pages 72 - 73. **Shares issued from sale
 of shares  .............          1,959          3,202
Shares issued from reinvest-
 ment of dividends  .....            ---          2,715
Shares redeemed .........         (3,625)        (5,590)
                                   -----          -----
 Increase (decrease) in outstanding
   capital shares........         (1,666)           327
                                   =====          =====
Value issued from sale
 of shares  .............        $ 8,018        $14,259
Value issued from reinvest-
 ment of dividends ......            ---         11,321
Value redeemed ..........        (14,921)       (24,915)
                                 -------        -------
 Increase (decrease) in
   outstanding capital ..        $(6,903)       $   665
                                 =======        =======
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                      For the
                          six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/00    1999     1998     1997    1996   1995
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $4.1691  $4.4143 $4.7402  $4.5750 $4.4448  $4.1118
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.2024   0.4313  0.4185   0.4098  0.4216   0.4165
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.3448) (0.2452)(0.3259)  0.2324  0.1302   0.3330
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......  (0.1424)  0.1861  0.0926   0.6422  0.5518   0.7495
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.4313)(0.4185) (0.4098)(0.4216) (0.4165)
 From capital gains   (0.0000) (0.0000)(0.0000) (0.0672)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.4313)(0.4185) (0.4770)(0.4216) (0.4165)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $4.0267  $4.1691 $4.4143  $4.7402 $4.5750  $4.4448
                      =======  ======= =======  ======= =======  =======
Total return .......  -3.42%    4.22%   1.95%   14.04%  12.46%   18.19%
Net assets, end of
 period (in
 millions)  ........   $110     $121    $126     $120     $97      $87
Ratio of expenses
 to average net
 assets ............   0.96%*   0.92%   0.77%    0.70%   0.71%    0.72%
Ratio of net investment
 income to average
 net assets  .......   9.67%*   9.17%   8.76%    8.79%   9.10%    9.25%
Portfolio turnover
 rate  .............  52.54%   87.84%  63.64%   65.28%  58.91%   41.78%

*Annualized.

                       See notes to financial statements.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS
Amusement and Recreation Services - 1.29%
 Walt Disney Company (The)  ..............   350,800   $ 13,615,425

Building Materials and Garden Supplies - 0.47%
 Home Depot, Inc. (The)  .................    99,300      4,958,794

Business Services - 6.76%
 America Online, Inc.*  ..................   109,200      5,760,300
 Citrix Systems, Inc.*  ..................   276,400      5,242,963
 Clear Channel Communications, Inc.*  ....   158,700     11,902,500
 Microsoft Corporation*  .................   397,000     31,747,594
 Oracle Corporation*  ....................   127,500     10,713,984
 Veritas Software Corp.*  ................    51,300      5,795,297
   Total .................................               71,162,638

Chemicals and Allied Products - 20.24%
 Air Products and Chemicals, Inc.  .......   227,700      7,016,006
 American Home Products Corporation  .....   216,800     12,737,000
 Biogen, Inc.*  ..........................    63,300      4,080,872
 Bristol-Myers Squibb Company  ...........    95,600      5,568,700
 Dow Chemical Company (The)  .............   487,200     14,707,350
 du Pont (E.I.) de Nemours and Company  ..   274,300     12,000,625
 Forest Laboratories, Inc.*  .............   192,800     19,472,800
 Johnson & Johnson  ......................   162,900     16,595,438
 Merck & Co., Inc.  ......................   211,500     16,206,187
 Pfizer Inc.  ............................   832,150     39,943,200
 Pharmacia Corporation  ..................   619,427     32,016,633
 QLT Inc.*  ..............................   121,800      9,458,531
 Schering-Plough Corporation  ............   463,200     23,391,600
   Total .................................              213,194,942

Communication - 2.06%
 Cox Communications, Inc., Class A*  .....   333,200     15,181,425
 General Motors Corporation, Class H*  ...    73,900      6,484,725
   Total .................................               21,666,150

Depository Institutions - 3.49%
 Bank of America Corporation  ............   291,300     12,525,900
 Chase Manhattan Corporation (The)  ......   222,850     10,265,028
 Citigroup Inc.  .........................   232,650     14,017,163
   Total .................................               36,808,091

Electronic and Other Electric Equipment - 9.40%
 Analog Devices, Inc.*  ..................   190,700     14,493,200
 General Electric Company  ...............   383,800     20,341,400
 Intel Corporation  ......................   218,700     29,230,622
 Nortel Networks Corporation  ............   195,300     13,329,225
 Rambus Inc.*  ...........................   209,600     21,588,800
   Total .................................               98,983,247

                See Notes to Schedule of Investments on page 78.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Fabricated Metal Products - 0.58%
 Gillette Company (The)  .................   174,222 $    6,086,881

Food Stores - 4.09%
 Kroger Co. (The)*  ...................... 1,299,200     28,663,600
 Safeway Inc.*  ..........................   319,900     14,435,488
   Total .................................               43,099,088

Furniture and Fixtures - 0.21%
 Lear Corporation*  ......................   108,500      2,170,000

Furniture and Home Furnishings Stores - 1.83%
 Best Buy Co., Inc.*  ....................    81,300      5,142,225
 Circuit City Stores, Inc. -
   Circuit City Group ....................   425,100     14,108,006
   Total .................................               19,250,231

General Merchandise Stores - 1.84%
 Target Corporation  .....................   190,800     11,066,400
 Wal-Mart Stores, Inc.  ..................   143,400      8,263,425
   Total .................................               19,329,825

Holding and Other Investment Offices - 1.83%
 ABB Ltd. (A)  ...........................   162,100     19,400,530

Industrial Machinery and Equipment - 8.22%
 Baker Hughes Incorporated  ..............   572,400     18,316,800
 Cisco Systems, Inc.*  ...................   212,400     13,494,038
 Dell Computer Corporation*  .............   353,700     17,452,884
 EMC Corporation*  .......................   295,200     22,711,950
 International Business Machines
   Corporation ...........................   133,200     14,593,725
   Total .................................               86,569,397

Instruments and Related Products - 2.22%
 Guidant Corporation*  ...................   266,400     13,186,800
 Medtronic, Inc.  ........................   110,200      5,489,338
 Raytheon Company, Class A  ..............   242,453      4,712,680
   Total .................................               23,388,818

Insurance Carriers - 2.54%
 American International Group, Inc.   ....   127,225     14,948,938
 Chubb Corporation (The)  ................   192,600     11,844,900
   Total .................................               26,793,838

Motion Pictures - 1.57%
 Time Warner Incorporated  ...............   217,700     16,545,200


                See Notes to Schedule of Investments on page 78.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
COMMON STOCKS (Continued)
Nondepository Institutions - 4.88%
 Associates First Capital Corporation,
   Class A ...............................   683,320 $   15,246,577
 Fannie Mae  .............................   341,600     17,827,250
 Freddie Mac  ............................   453,200     18,354,600
   Total .................................               51,428,427

Oil and Gas Extraction - 6.28%
 Anadarko Petroleum Corporation  .........   419,900     20,706,319
 Burlington Resources Incorporated  ......   412,100     15,762,825
 Schlumberger Limited  ...................   278,400     20,775,600
 Transocean Sedco Forex Inc.  ............   166,171      8,879,763
   Total .................................               66,124,507

Paper and Allied Products - 0.98%
 International Paper Company  ............   344,900     10,282,331

Petroleum and Coal Products - 2.73%
 Exxon Mobil Corporation  ................   178,229     13,990,977
 Royal Dutch Petroleum Company  ..........   240,500     14,805,781
   Total .................................               28,796,758

Primary Metal Industries - 0.94%
 Alcoa Incorporated  .....................   343,000      9,947,000

Security and Commodity Brokers - 0.50%
 Charles Schwab Corporation (The)  .......   156,300      5,255,587

Telephone Communication - 5.79%
 Nippon Telegraph and
   Telephone Corporation (A) .............       495      6,576,368
 SBC Communications Inc.  ................   438,300     18,956,475
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   760,000     15,223,750
 Vodafone Airtouch Public Limited
   Company, ADR ..........................   249,700     10,346,944
 Worldcom, Inc.*  ........................   215,650      9,899,683
   Total  ................................               61,003,220

Transportation Equipment - 0.68%
 Lockheed Martin Corporation  ............   288,200      7,150,962

Wholesale Trade -- Nondurable Goods - 1.48%
 Cardinal Health, Inc.  ..................   106,300      7,866,200
 Enron Corp.  ............................   119,700      7,720,650
   Total .................................               15,586,850

TOTAL COMMON STOCKS - 92.90%                           $978,598,737
(Cost: $666,387,613)

                See Notes to Schedule of Investments on page 78.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

PREFERRED STOCK - 0.31%
Communication
 Cox Communications, Inc., 7.0%, Convertible  53,500 $    3,286,906
 (Cost: $2,675,000)

TOTAL SHORT-TERM SECURITIES - 6.92%                  $   72,909,481
 (Cost: $72,909,481)

TOTAL INVESTMENT SECURITIES - 100.13%                $1,054,795,124
 (Cost: $741,972,094)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.13%)     (1,409,094)

NET ASSETS - 100.00%                                 $1,053,386,030


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)      $1,054,795
 Cash   .................              1
 Receivables:
   Investment securities
    sold  ...............          5,852
   Fund shares sold .....            888
   Dividends and interest            714
 Prepaid insurance
   premium ..............              1
                              ----------
    Total assets  .......      1,062,251
Liabilities                   ----------
 Payable for investment
   securities purchased .          8,477
 Accrued service
   fee (Note 2) .........            219
 Payable to Fund
   shareholders .........            124
 Accrued management
   fee (Note 2) .........             20
 Accrued accounting
   services fee (Note 2).              8
 Other  .................             17
                              ----------
    Total liabilities  ..          8,865
                              ----------
      Total net assets ..     $1,053,386
Net Assets                    ==========
 $0.001 par value capital stock:
   Capital stock ........     $       73
   Additional paid-in
    capital  ............        664,047
 Accumulated undistributed gain:
   Accumulated undistributed net
    investment income  ..          1,496
   Accumulated net realized gain
    on investment
    transactions  .......         74,951
   Net unrealized appreciation
    of investments ......        312,819
                              ----------
    Net assets applicable to
      outstanding units
      of capital ........     $1,053,386
                              ==========
Net asset value, redemption
 and offering price per share   $14.4262
                                 =======
Capital shares outstanding        73,019
Capital shares authorized        150,000
                       See notes to financial statements.

INCOME PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Dividends (net of foreign withholding
    taxes of $28)  ......       $  4,485
   Interest and
    amortization ........          1,898
                                --------
    Total income  .......          6,383
                                --------
 Expenses (Note 2):
   Investment management
    fee  ................          3,459
   Service fee ..........          1,245
   Accounting services
    fee  ................             46
   Custodian fees .......             45
   Audit fees ...........              8
   Legal fees ...........              5
   Other ................             20
                                --------

    Total expenses ......          4,828
                                --------
      Net investment
       income  ..........          1,555
                                --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain
   on securities ........         74,951
 Realized net loss on foreign
   currency transactions.            (59)
                                --------
   Realized net gain
    on investments  .....         74,892
 Unrealized appreciation
   in value of
   investments during
   the period ...........         29,175
                                --------
    Net gain on
      investments .......        104,067
                                --------
      Net increase
       in net assets
       resulting from
       operations               $105,622
                                ========


                       See notes to financial statements.

INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase in Net Assets
 Operations:
   Net investment
    income  .............     $    1,555       $ 10,639
   Realized net gain
    on investments  .....         74,892         51,639
   Unrealized
    appreciation  .......         29,175         42,185
                              ----------       --------
    Net increase in
      net assets
      resulting from
      operations.........        105,622        104,463
                              ----------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income ..............            ---        (10,635)
   From realized gains on
    security transactions            ---        (51,643)
                              ----------       --------
                                     ---        (62,278)
                              ----------       --------
 Capital share
   transactions** .......          7,229         87,016
                              ----------       --------
      Total increase ....        112,851        129,201
Net Assets
 Beginning of period             940,535        811,334
                              ----------       --------
 End of period  .........     $1,053,386       $940,535
                              ==========       ========
   Undistributed net investment
    income  .............         $1,496           $---
                                  ======           ====
                 *See "Financial Highlights" on pages 82 - 83. **Shares issued from sale
 of shares  .............          5,627          9,942
Shares issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---          4,805
Shares redeemed .........         (5,175)        (7,954)
                                  ------         ------
Increase in outstanding
 capital shares .........            452          6,793
                                  ======         ======
Value issued from sale
 of shares  .............        $77,560       $126,991
Value issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---         62,278
Value redeemed ..........        (70,331)      (102,253)
                                 -------      --d------
Increase in outstanding
 capital  ...............        $ 7,229       $ 87,016
                                 =======       ========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                       six
                     months     For the fiscal year ended December 31,
                     ended     -----------------------------------------
                     6/30/00     1999     1998     1997    1996   1995
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $12.9609 $12.3351$11.9615 $10.1373$ 8.6756  $6.7689
                     -------- ---------------- ----------------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0205   0.1571  0.1752   0.0916  0.0856   0.0839
 Net realized and
   unrealized gain
   on investments ..   1.4448   1.3879  2.3532   2.5598  1.6280   2.0525
                     -------- ---------------- ----------------  -------
Total from investment
 operations  .......   1.4653   1.5450  2.5284   2.6514  1.7136   2.1364
                     -------- ---------------- ----------------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.1570)(0.1752) (0.0915)(0.0856) (0.0839)
 From capital gains   (0.0000) (0.7622)(1.9796) (0.7357)(0.1663) (0.1457)
 In excess of
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.0000)(0.0000) (0.0001)
                     -------- ---------------- ----------------  -------
Total distributions.  (0.0000) (0.9192)(2.1548) (0.8272)(0.2519) (0.2297)
                     -------- -------- ------- ----------------  -------
Net asset value,
 end of period  .... $14.4262 $12.9609$12.3351 $11.9615$10.1373  $8.6756
                     ======== ================ ================  =======
Total return........  11.31%   12.52%  21.14%   26.16%  19.75%   31.56%
Net assets, end of
 period (in
 millions)  ........ $1,053     $941    $811     $637    $462     $331
Ratio of expenses
 to average net
 assets ............   0.98%*   0.96%   0.80%    0.72%   0.73%    0.77%
Ratio of net investment
 income to average
 net assets  .......   0.30%*   1.23%   1.35%    0.80%   0.97%    1.13%
Portfolio turnover
 rate  .............  26.41%   70.20%  62.84%   36.61%  22.95%   15.00%
*Annualized.
                       See notes to financial statements.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS
Argentina - 0.66%
 IMPSAT Fiber Networks, Inc.*  ...........   120,000 $  2,002,500

Canada - 5.18%
 AT&T Canada Inc., Class B (A)*  .........    80,000    2,676,399
 Nortel Networks Corporation  ............   108,000    7,371,000
 Research In Motion Limited*  ............    33,300    1,505,784
 Rogers Communications Inc.,
   Class B (A)* ..........................    89,400    2,534,692
 724 Solutions Inc.*  ....................    38,075    1,663,402
   Total .................................             15,751,277

China - 0.85%
 China Unicom Limited* (A)  .............. 1,186,000    2,502,495
 Jinpan International Limited*  ..........    30,300       72,909
   Total .................................              2,575,404

Finland - 2.32%
 Nokia Oyj (A) ...........................   100,000    5,100,199
 Perlos Oy (A)(B)  .......................    61,600    1,945,576
   Total .................................              7,045,775

France - 8.79%
 AXA-UAP (A)  ............................    26,700    4,203,728
 Alcatel Alsthom CGE, SA, ADR  ...........    50,000    3,325,000
 Bouygues S.A. (A)  ......................     5,150    3,439,891
 Credit Lyonnais SA (A)  .................    73,000    3,468,899
 Essilor International SA (A)  ...........    12,175    3,487,539
 Suez Lyonnaise des Eaux (A)  ............    30,000    5,252,871
 TOTAL FINA ELF, S.A. (A)  ...............    23,000    3,524,624
   Total .................................             26,702,552

Germany - 7.80%
 Deutsche Prandbrief- und
   Hypothekenbank AG (A) .................    18,725    1,885,010
 EM.TV & Merchandising AG (A)  ...........    45,000    2,649,336
 freenet.de AG (A)*  .....................    12,500    1,025,765
 Heyde AG* (A)  ..........................    20,000    3,110,692
 Kamps AG (A)  ...........................    50,000    1,598,285
 R.T. SET Real Time Synthesized
   Entertainment Technology Ltd. (A) (B)*     60,000      933,208
 Rhoen-Klinikum AG (A)  ..................    49,800    1,972,045
 Siemens AG (A)  .........................    24,000    3,606,876
 Singulus Technologies AG (A)*  ..........    65,000    3,845,426
 Techem AG (A) (B)*  .....................   130,000    3,076,341
   Total .................................             23,702,984


                See Notes to Schedule of Investments on page 90.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Hong Kong - 2.29%
 China Telecom (Hong Kong) Limited (A)*  .   600,000 $  5,291,107
 Chinadotcom Corporation, Class A*  ......    82,000    1,673,313
   Total .................................              6,964,420

Ireland - 0.39%
 Bank of Ireland (The) (A)  ..............   191,182    1,194,889

Israel - 0.30%
 Partner Communications, ADR*  ...........    95,000      896,563

Italy - 7.24%
 Assicurazioni Gernerali S.p.A. (A)  .....   115,900    3,970,245
 AutosTrade S.p.A. (A)  ..................   363,800    2,721,562
 Banca Intesa S.p.A (A)  .................   478,500    2,141,382
 Finmeccanica S.p.A. (A)(B)*  ............   900,000    1,236,643
 RAS S.p.A. (A)  .........................   345,000    3,785,789
 Saipem S.p.A. (A)  ......................   701,500    4,150,102
 UniCredito Italiano SpA (A)  ............   835,000    3,991,752
   Total .................................             21,997,475

Korea - 1.36%
 Samsung Electronics (A)  ................    12,500    4,136,679

Japan - 8.63%
 Benesse Corporation (A)  ................    10,000      692,547
 FUJITSU LIMITED (A)  ....................   160,000    5,532,837
 Keyence Corporation (A)  ................     9,300    3,066,993
 Kyocera Corporation (A)  ................    19,500    3,305,427
 Nippon Telegraph and
   Telephone Corporation (A) .............       350    4,649,958
 SECOM Co., Ltd. (A)  ....................    30,000    2,190,710
 SOFTBANK CORP. (A)  .....................     8,600    1,166,871
 Sony Corporation (A)  ...................    20,000    1,865,636
 TransCosmos Inc. (A)  ...................    15,750    2,362,574
 Uni-Charm Corporation (A)  ..............    23,200    1,403,411
   Total .................................             26,236,964

Netherlands - 8.40%
 EQUANT N.V. (A)*  .......................    72,000    2,923,974
 Koninklijke KPN N.V. (A)  ...............    27,660    1,236,520
 Koninklijke Philips Electronics N.V.,
   Ordinary Shares (A) ...................   137,400    6,476,690
 Ordina N.V. (A)*  .......................    87,609    2,925,878
 QIAGEN N.V. (A)*  .......................    33,600    5,835,124
 Royal Dutch Petroleum Company (A)  ......    59,000    3,664,987
 United Pan-Europe Communications
   N.V. (A)* .............................    94,050    2,458,047
   Total .................................             25,521,220

                See Notes to Schedule of Investments on page 90.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Portugal - 0.32%
 Banco Portugues do Atlantico, S.A. (A)(B)   229,500  $   954,792

Spain - 3.57%
 BANCO BILBAO VIZCAYA, S.A. (A)*  ........   121,000    1,806,921
 BANCO SANTANDER CENTRAL HISPANO S.A. (A)    307,500    3,242,252
 Red Electrica de Espana (A)  ............   119,225    1,365,174
 Repsol-YPF, S.A. (A)  ...................   172,250    3,426,926
 Tele Pizza, S.A. (A)*  ..................   179,300    1,009,419
   Total .................................             10,850,692

Sweden - 0.76%
 Telia Ab (A)(B)*  .......................   246,000    2,314,677

Switzerland - 4.15%
 Charles Vogele Holding AG (A)  ..........    16,000    3,148,216
 Ciba Specialty Chemicals, Registered
   Shares (A) ......................36,600 2,277,124
 Clariant Limited, Registered Shares (A)      10,000    3,714,601
 Givaudan SA (A)*  .......................       245       74,563
 PubliGroupe SA (A)  .....................     1,340    1,002,084
 Roche Holdings AG (A)  ..................       245    2,384,823
   Total .................................             12,601,411

United Kingdom - 12.38%
 Capita Group Plc (The) (A)(B)  ..........    73,382    1,795,425
 COLT Telecom Group plc, ADR*  ...........    56,300    7,598,741
 Diageo plc (A)  .........................   417,500    3,746,095
 Energis plc (A)*  .......................    58,608    2,197,484
 GKN plc (A)  ............................   261,000    3,329,168
 Independent Energy Holdings plc, ADR*  ..   225,000    1,877,344
 Invensys plc (A)  .......................   543,500    2,039,477
 Kingfisher plc (A)  .....................   148,475    1,351,315
 Lloyds TSB Group plc (A)  ...............   335,564    3,168,309
 Misys plc (A)  ..........................   255,896    2,160,555
 Reckitt Benckiser plc (A)  ..............   300,980    3,370,055
 Reed International P.L.C. (A)  ..........   218,000    1,896,671
 Sema Group plc (A)  .....................    94,725    1,347,287
 SmithKline Beecham plc (A)  .............   134,000    1,753,834
   Total .................................             37,631,760

United States - 2.45%
 Global TeleSystems Group, Inc.*  ........   126,500    1,525,906
 Pharmacia Corporation  ..................    50,500    2,610,219
 Schlumberger Limited  ...................    21,300    1,589,512
 Transocean Sedco Forex Inc.  ............    32,300    1,726,031
   Total .................................              7,451,668

TOTAL COMMON STOCKS - 77.84%                         $236,533,702
 (Cost: $201,279,651)

                See Notes to Schedule of Investments on page 90.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
PREFERRED STOCKS
Brazil - 0.77%
 Petroleo Brasileiro S.A. -
   Petrobras (A) .........................    78,000$   2,357,084

Germany - 4.94%
 MLP AG (A)  .............................    30,000   15,000,024

TOTAL PREFERRED STOCKS - 5.71%                       $ 17,357,108
 (Cost: $1,877,793)

CORPORATE DEBT SECURITY - 0.06%
Germany
 Kamps AG, Convertible,
   0.0%, 3-17-15 (C) .....................EUR407,000 $    181,801
 (Cost: $193,194)
                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Depository Institutions - 1.97%
 Banc One Financial Corp. (Bank One Corporation),
   6.58%, 7-7-00 .........................     6,000    5,993,420

Electric, Gas and Sanitary Services - 1.64%
 Bay State Gas Co.,
   6.51%, 7-12-00 ........................     5,000    4,990,054

Food and Kindred Products - 1.27%
 General Mills, Inc.,
   6.5288%, Master Note ..................     3,841    3,841,000

General Merchandise Stores - 1.81%
 Wal-Mart Stores, Inc.,
   6.5%, 7-11-00 .........................     5,500    5,490,070

Industrial Machinery and Equipment - 1.64%
 Ingersoll-Rand Company,
   6.87%, 7-13-00 ........................     5,000    4,988,550

Nondepository Institutions - 4.51%
 Island Finance Puerto Rico Inc.,
   6.57%, 7-17-00 ........................     5,000    4,985,400
 PACCAR Financial Corp.,
   6.57%, Master Note ....................     8,730    8,730,000
   Total .................................             13,715,400

Electronic and Other Electric Equipment - 1.64%
 Sony Capital Corp.,
   6.55%, 7-13-00 ........................     5,000    4,989,083

TOTAL SHORT-TERM SECURITIES - 14.48%                 $ 44,007,577
 (Cost: $44,007,577)

                See Notes to Schedule of Investments on page 90.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 2000

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.09%                 $298,080,188
 (Cost: $247,358,215)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.91%       5,813,864

NET ASSETS - 100.00%                                 $303,894,052


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $12,256,662 or 4.03% of net assets.
(C) Principal amounts are denominated in the indicated foreign currency, where applicable(EUR-EURO).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)        $298,080
 Cash   .................            188
 Receivables:
   Investment securities
    sold  ...............          5,168
   Fund shares sold .....            232
   Dividends and interest            409
                                --------
    Total assets  .......        304,077
Liabilities                     --------
 Payable to Fund
   shareholders .........             48
 Accrued service
   fee (Note 2) .........             64
 Accrued accounting
   services fee (Note 2).              4
 Accrued management
   fee (Note 2) .........              7
 Other  .................             60
                                --------
    Total liabilities  ..            183
                                --------
      Total net assets ..       $303,894
Net Assets                      ========
 $0.001 par value capital stock:
   Capital stock ........       $     28
   Additional paid-in
    capital  ............        201,403
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment loss  ....           (164)
   Accumulated net realized gain
    on investment
    transactions  .......         51,905
   Net unrealized appreciation
    of investments ......         50,722
                                --------
    Net assets applicable to
      outstanding units
      of capital ........       $303,894
                                ========
Net asset value, redemption
 and offering price per share   $10.8556
                                 =======
Capital shares outstanding        27,994
Capital shares authorized         80,000
                       See notes to financial statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)

Investment Income
 Income (Note 1B):
   Dividends  (net of foreign withholding
    taxes of $46)  ......       $  1,241
   Interest and
    amortization ........            898
                                --------
    Total income  .......          2,139
                                --------
 Expenses (Note 2):
   Investment management
    fee  ................          1,341
   Service fee ..........            398
   Custodian fees .......            153
   Accounting services
    fee  ................             26
   Audit fees ...........              8
   Legal fees ...........              2
   Other ................             10
                                --------

      Total expenses.....          1,938
                                --------
      Net investment
       income ...........            201
                                --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain
   on securities ........         52,117
 Realized net loss
   on foreign currency
   transactions .........           (365)
                                --------
   Realized net gain
    on investments  .....         51,752
 Unrealized
   depreciation in value
   of investments during
   the period ...........        (82,300)
                                --------
   Net loss on
    investments  ........        (30,548)
                                --------
    Net decrease
      in net assets
      resulting from
      operations                $(30,347)
                                ========

                       See notes to financial statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase in Net Assets
 Operations:
   Net investment
    income  .............       $    201       $     80
   Realized net gain
    on investments  .....         51,752         23,079
   Unrealized appreciation
    (depreciation)  .....        (82,300)        94,082
                                --------       --------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........        (30,347)       117,241
                                --------       --------
 Dividends to shareholders from
   realized gains on security
    transactions(Note 1E):*          ---        (23,371)
                                --------       --------
                                     ---        (23,371)
                                --------       --------
 Capital share
   transactions** .......         34,212         37,198
                                --------       --------
      Total increase ....          3,865        131,068

Net Assets
 Beginning of period             300,029        168,961
                                --------       --------
 End of period  .........       $303,894       $300,029
                                ========       ========
   Undistributed net investment
    income (loss)  ......         $(164)           $---
                                  ======           ====
                    *See "Financial Highlights" on page 94.
**Shares issued from sale
 of shares  .............          4,036          3,867
Shares issued from reinvest-
 ment of capital gains
 distribution  ..........            ---          1,958
Shares redeemed .........         (1,180)        (2,300)
                                  ------         ------
Increase in outstanding
 capital shares .........          2,856          3,525
                                  ======         ======

Value issued from sale
 of shares  .............        $48,095        $33,901
Value issued from reinvest-
 ment of capital
 gains distribution  ....            ---         23,371
Value redeemed ..........        (13,883)       (20,074)
                                 -------        -------
Increase in outstanding
 capital  ...............        $34,212        $37,198
                                 =======        =======

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                       six
                      months    For the fiscal year ended December 31,
                      ended    ---------------------------------------
                     6/30/00    1999     1998    1997    1996     1995
                     -------   ------   ------  ------- --------------
Net asset value,
 beginning of
 period  ........... $11.9354 $ 7.8176 $6.3842  $5.9990 $5.2790  $4.9926
                     -------- -------- -------  ------- -------  -------
Income from investment operations:
 Net investment
   income ..........   0.0072   0.0032  0.0353   0.0485  0.0644   0.0846
 Net realized and
   unrealized gain (loss)
   on investments...  (1.0870)  5.1235  2.1283   0.9534  0.7329   0.2790
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......  (1.0798)  5.1267  2.1636   1.0019  0.7973   0.3636
                     -------- -------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0000)(0.0353) (0.0463)(0.0644) (0.0772)
 From capital gains   (0.0000) (1.0089)(0.6949) (0.5704)(0.0129) (0.0000)
                     -------- -------- -------  ------- -------  -------
Total distributions.  (0.0000) (1.0089)(0.7302) (0.6167)(0.0773) (0.0772)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  .... $10.8556 $11.9354 $7.8176  $6.3842 $5.9990  $5.2790
                     ======== ======== =======  ======= =======  =======
Total return........  -9.05%   65.58%  33.89%   16.70%  15.11%    7.28%
Net assets, end of
 period (in
 millions)  ........   $304     $300    $169     $115     $80      $50
Ratio of expenses
 to average net
 assets ............   1.23%*   1.21%   1.02%    0.98%   1.00%    1.02%
Ratio of net investment
 income to average
 net assets  .......   0.13%*   0.04%   0.47%    0.79%   1.42%    1.99%
Portfolio turnover
 rate  .............  58.49%  118.71%  88.84%  117.37%  75.01%   34.93%

*Annualized.
                       See notes to financial statements.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Auto Repair, Services and Parking - 2.56%
 Hertz Corporation (The),
   7.375%, 6-15-01 .......................      $150   $  149,724

Chemicals and Allied Products - 1.69%
 Praxair, Inc.,
   6.7%, 4-15-01 .........................       100       99,086

Communication - 1.73%
 Westinghouse Electric Corporation,
   8.875%, 6-1-01 ........................       100      101,108

Depository Institutions - 10.92%
 BankAmerica Corporation,
   9.7%, 8-1-00 ..........................       100      100,188
 Mercantile Bancorporation Inc.,
   7.625%, 10-15-02 ......................       217      216,355
 Society National Bank,
   6.75%, 6-15-03 ........................       200      194,850
 Wells Fargo & Company,
   8.375%, 5-15-02 .......................       125      127,264
   Total .................................                638,657

Electric, Gas and Sanitary Services - 6.93%
 NorAm Energy Corp.,
   6.375%, 11-1-03 .......................       200      193,146
 UtiliCorp United,
   6.875%, 10-1-04 .......................       100       95,310
 Western Resources, Inc.,
   7.25%, 8-15-02 ........................       120      116,996
   Total .................................                405,452

Food and Kindred Products - 3.37%
 Grand Metropolitan Investment Corp.,
   7.125%, 9-15-04 .......................       200      197,308

General Merchandise Stores - 2.24%
 Penney (J.C.) Company, Inc.,
   7.6%, 4-1-07 ..........................       150      131,049

Instruments and Related Products - 5.83%
 Baxter International Inc.,
   7.625%, 11-15-02 ......................       200      200,482
 Raytheon Company,
   6.75%, 8-15-07 ........................       150      140,930
   Total .................................                341,412


                See Notes to Schedule of Investments on page 98.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 11.62%
 American General Finance Corporation,
   6.2%, 3-15-03 .........................      $150    $ 144,914
 Aristar, Inc.,
   5.85%, 1-27-04 ........................       150      140,344
 Ford Motor Credit Company,
   6.7%, 7-16-04 .........................       200      193,772
 General Motors Acceptance Corporation,
   7.0%, 9-15-02 .........................       203      200,854
   Total .................................                679,884

Petroleum and Coal Products - 3.17%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-04 ........................        72       73,226
 USX Corporation,
   9.8%, 7-1-01 ..........................       110      112,306
   Total .................................                185,532

Railroad Transportation - 6.24%
 Norfolk Southern Corporation,
   7.35%, 5-15-07 ........................       200      194,676
 Union Pacific Corporation,
   7.875%, 2-15-02 .......................       170      170,485
   Total .................................                365,161

Transportation Equipment - 2.66%
 Lockheed Martin Corporation,
   7.25%, 5-15-06 ........................       160      155,450

TOTAL CORPORATE DEBT SECURITIES - 58.96%               $3,449,823
 (Cost: $3,553,092)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   5.33%, 10-8-02 ........................       150      144,774
   6.05%, 9-15-20 ........................        89       87,216

                See Notes to Schedule of Investments on page 98.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 Federal National Mortgage Association:
   6.0%, 11-1-00 .........................      $ 22   $   21,573
   6.4%, 12-27-04 ........................       155      149,477
   6.21%, 8-15-05 ........................       100       95,359
   7.5%, 11-15-06 ........................       100       97,875
   6.5%, 12-1-10 .........................        48       46,861
   6.0%, 1-1-11 ..........................        49       46,848
   6.5%, 2-1-11 ..........................        58       55,802
   7.0%, 5-1-11 ..........................        42       40,892
   7.0%, 7-1-11 ..........................        47       46,047
   7.0%, 9-1-12 ..........................        57       55,938
   6.0%, 11-1-13 .........................       216      203,794
   7.0%, 9-1-14 ..........................       139      136,853
   7.0%, 4-1-26 ..........................        57       54,998
 Government National Mortgage Association:
   7.0%, 9-15-08 .........................        38       37,192
   6.5%, 1-15-14 .........................       118      114,514
   7.5%, 3-15-15 .........................       200      200,812
   7.0%, 7-15-29 .........................       194      188,873
 United States Treasury,
   6.25%, 2-15-07 ........................       150      150,117

TOTAL UNITED STATES GOVERNMENT SECURITIES - 33.77%     $1,975,815
 (Cost: $2,034,327)

TOTAL SHORT-TERM SECURITIES - 5.85%                    $  342,000
 (Cost: $342,000)

TOTAL INVESTMENT SECURITIES - 98.58%                   $5,767,638
 (Cost: $5,929,419)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.42%          83,000

NET ASSETS - 100.00%                                   $5,850,638


Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

LIMITED-TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)          $5,768
 Cash   .................              1
 Receivables:
   Dividends and interest             83
   Fund shares sold .....              1
                                 -------
    Total assets  .......          5,853
Liabilities..............        -------
 Accrued service
   fee (Note 2) .........              1
 Other  .................              1
                                 -------
    Total liabilities  ..              2
                                 -------
      Total net assets ..         $5,851
Net Assets                       =======
 $0.001 par value capital stock:
   Capital stock ........         $    1
   Additional paid-in
    capital  ............          5,848
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income  ..            177
   Accumulated net realized
    loss on investment
    transactions  .......            (13)
   Net unrealized
    depreciation of
    investments .........           (162)
                                 -------
    Net assets applicable to
      outstanding units
      of capital ........         $5,851
                                 =======
Net asset value, redemption
 and offering price per share    $5.1892
                                 =======
Capital shares outstanding         1,127
Capital shares authorized         30,000

                       See notes to financial statements.

LIMITED-TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........           $191
                                  ------
 Expenses (Note 2):
   Investment management
    fee  ................             14
   Service fee ..........              7
   Audit fees ...........              5
   Custodian fees .......              1
   Other ................              1
                                  ------
    Total  ..............             28
    Less expenses in
      excess of voluntary
      waiver of management
      fee (Note 2).......            (14)
                                  ------
      Total expenses.....             14
                                  ------
       Net investment
       income  ..........            177
                                  ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net loss
   on investments........            (6)
 Unrealized depreciation
   in value of
   investments during
   the period ...........            (6)
                                  ------
   Net loss on
    investments  ........           (12)
                                  ------
    Net increase in net
      assets resulting
      from operations ...           $165
                                  ======


                       See notes to financial statements.

LIMITED-TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............         $  177         $  318
   Realized net loss
    on investments  .....            (6)             (7)
   Unrealized
    depreciation ........            (6)           (217)
                                  ------         ------
    Net increase
      in net assets
      resulting from
      operations.........            165             94
                                  ------         ------
 Dividends to shareholders (Note 1E):*
   From net investment
    income ..............            ---           (318)
   From realized gains on
    security transactions            ---            ---
                                   -----       --------
                                     ---           (318)
                                  ------       --------
 Capital share
   transactions** .......           (353)         1,744
                                  ------         ------
      Total increase
       (decrease)  ......           (188)         1,520
Net Assets
 Beginning of period               6,039          4,519
                                  ------         ------
 End of period  .........         $5,851         $6,039
                                  ======         ======
   Undistributed net investment
    income  .............           $177           $---
                                    ====           ====
                    *See "Financial Highlights" on page 102.
**Shares issued from sale
 of shares  .............            142            554
Shares issued from reinvest-
 ment of dividends  .....            ---             63
Shares redeemed .........           (213)          (283)
                                  ------         ------
Increase (decrease) in
 outstanding capital
 shares  ................            (71)           334
                                     ===            ===

Value issued from sale
 of shares  .............         $  719         $2,914
Value issued from reinvest-
 ment of dividends  .....            ---            318
Value redeemed ..........         (1,072)        (1,488)
                                  ------         ------
Increase (decrease) in
 outstanding capital  ...         $ (353)        $1,744
                                  ======         ======

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                       six
                      months   For the fiscal year ended December 31,
                      ended    ----------------------------------------
                     6/30/00    1999     1998    1997    1996    1995
                     -------  -------  -------  ------- ------- -------
Net asset value,
 beginning of
 period  ...........  $5.0405  $5.2292 $5.1882  $5.1639 $5.2521  $4.8611
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1574   0.2799  0.2935   0.3086  0.2842   0.2841
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.0087) (0.1887) 0.0522   0.0451 (0.0870)  0.4122
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.1487   0.0912  0.3457   0.3537  0.1972   0.6963
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.2799)(0.2935) (0.3086)(0.2842) (0.2841)
 From capital gains   (0.0000) (0.0000)(0.0112) (0.0208)(0.0012) (0.0212)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.2799)(0.3047) (0.3294)(0.2854) (0.3053)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.1892  $5.0405 $5.2292  $5.1882 $5.1639  $5.2521
                      =======  ======= =======  ======= =======  =======
Total return .......   2.95%    1.74%   6.66%    6.85%   3.79%   14.29%
Net assets, end of
 period (in
 millions)  ........     $6       $6      $5       $4      $4       $3
Ratio of expenses to
 average net assets    0.50%*   0.64%   0.79%    0.73%   0.76%    0.71%
Ratio of net investment
 income to average
 net assets  .......   6.21%*   5.63%   5.65%    5.93%   5.92%    6.22%
Portfolio turnover
 rate  .............   9.93%   22.81%  47.11%   35.62%  15.81%   18.16%

  *Annualized.

                       See notes to financial statements.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit - 1.78%
 Yankee
 Societe Generale - New York,
   6.6%, 7-17-00 .........................    $1,000  $   999,919

Notes - 9.23%
 Banc One Corp.,
   6.67625%, 1-3-01 ......................     1,000    1,000,000
 First Union National Bank:
   6.68%, 3-7-01 .........................     1,000    1,000,000
   6.64875%, 5-18-01 .....................     1,000    1,000,000
 Shepherd Capital L.L.C. (Comerica Bank),
   6.6295%, 7-5-00 .......................     1,190    1,190,000
 Wells Fargo & Company,
   6.7175%, 9-19-00 ......................     1,000      999,771
   Total .................................              5,189,771

TOTAL BANK OBLIGATIONS - 11.01%                       $ 6,189,690
 (Cost: $6,189,690)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products - 3.56%
 BOC Group Inc. (DE),
   6.95%, 7-5-00 .........................     2,000    1,998,456

 Electric, Gas and Sanitary Services - 3.56%
 Carolina Power & Light Co.,
   7.0%, 7-5-00 ..........................     2,000    1,998,444

 Fabricated Metal Products - 3.41%
 Danaher Corporation,
   6.6738%, Master Note ..................     1,918    1,918,000

 Instruments and Related Products - 1.77%
 Honeywell International Inc.,
   6.62%, 7-24-00 ........................     1,000      995,771

 Telephone Communication - 3.55%
 AT&T Corp.,
   6.67%, 3-8-01 .........................     1,000    1,000,000
 U S WEST Communications Inc.,
   6.8%, 7-11-00 .........................     1,000      998,111
   Total .................................              1,998,111

Total Commercial Paper - 15.85%                         8,908,782

               See Notes to Schedule of Investments on page 109.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit) - 4.58%
 Nondepository Institutions
 ED&F Man Finance Inc. (Rabobank Nederland),
   6.58%, 7-24-00 ........................    $1,000  $   995,796
 Hyundai Motor Finance Co. (Bank of America NT & SA),
   7.15%, 7-3-00 .........................     1,580    1,579,372
   Total .................................              2,575,168

Notes
 Electric, Gas and Sanitary Services - 3.56%
 Baltimore Gas and Electric Company,
   6.84%, 9-1-00 .........................     2,000    1,999,949

 Food Stores - 3.56%
 Albertson's Inc.,
   6.62875%, 7-14-00 .....................     2,000    1,999,972

 Industrial Machinery and Equipment - 2.29%
 International Business Machines Corporation,
   5.56%, 3-8-01 .........................     1,300    1,290,072

 Instruments and Related Products - 2.65%
 Honeywell International Inc.,
   5.75%, 3-15-01 ........................     1,500    1,488,675

 Insurance Carriers - 2.67%
 Atlantic American Corporation (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     1,500    1,500,000

 Miscellaneous Retail - 2.67%
 Todd Shopping Center, L.L.C., Taxable
   Variable Rate Demand Bonds, Series 1999
   (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................     1,500    1,500,000

 Nondepository Institutions - 13.33%
 Associates Corp. of North America,
   6.91%, 9-14-00 ........................     1,000    1,001,211
 Deere (John) Capital Corp.,
   6.58%, 1-26-01 ........................     2,500    2,500,000
 Ford Motor Credit Company,
   6.375%, 10-6-00 .......................     1,000    1,000,349
 General Motors Acceptance Corporation,
   5.4%, 2-26-01 .........................     1,000      991,426
 Transamerica Finance Corporation:
   6.72%, 7-17-00 ........................     1,000    1,000,000
   6.9625%, 9-2-00 .......................     1,000    1,000,000
   Total .................................              7,492,986

               See Notes to Schedule of Investments on page 109.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Security and Commodity Brokers - 2.49%
 Merrill Lynch & Co., Inc.,
   6.7%, 2-22-01 .........................    $1,400 $  1,398,305

 Telephone Communication - 3.56%
 AT&T Corp.,
   6.24%, 7-13-00 ........................     2,000    1,999,974

Total Notes - 36.78%                                   20,669,933

TOTAL CORPORATE OBLIGATIONS - 57.21%                  $32,153,883
 (Cost: $32,153,883)

MUNICIPAL OBLIGATIONS
California - 7.12%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   6.65%, 7-10-00 ........................     2,000    2,000,000
 Oakland-Alameda County Coliseum Authority, Lease
   Revenue Bonds (Oakland Coliseum Arena Project),
   1996 Series A-2 Variable Rate Lease Revenue Bonds
   (Taxable), (Canadian Imperial Bank of Commerce),
   6.62%, 7-5-00 .........................     2,000    2,000,000
   Total .................................              4,000,000

Colorado - 1.76%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B,
   6.58%, 8-15-00 ........................     1,000      991,775


               See Notes to Schedule of Investments on page 109.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Louisiana - 12.10%
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   6.57%, 7-7-00 .........................    $2,400  $ 2,400,000
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project),
   6.67%, 8-7-00 .........................     2,400    2,400,000
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   6.65%, 8-2-00 .........................     1,000    1,000,000
   6.75%, 9-6-00 .........................     1,000    1,000,000
   Total .................................              6,800,000

Mississippi - 0.89%
 Mississippi Business Finance Corporation,
   Taxable Adjustable Mode, Industrial Development
   Revenue Bonds (BenchCraft Project), Series 1999
   (Wachovia Bank, N.A.),
   6.67%, 7-5-00 .........................       500      500,000

New Jersey - 0.25%
 New Jersey Economic Development Authority,
   Federally Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds (The Morey
   Organization, Inc. Project), Series of 1997
   (First Union National Bank),
   6.83%, 7-5-00..........................       140      140,000

New York - 3.56%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   6.75%, 8-17-00 ........................     1,000    1,000,000
 Putnam Hospital Center, Multi-Mode Revenue Bonds,
   Series 1999 (The Bank of New York),
   6.88%, 7-5-00 .........................     1,000    1,000,000
   Total .................................              2,000,000


               See Notes to Schedule of Investments on page 109.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Pennsylvania - 2.65%
 Schuylkill County Industrial Development
   Authority, Commercial Development Revenue
   Bonds (Midway Supermarket, Inc. Project),
   Taxable Series of 1995 (First Union National Bank),
   6.83%, 7-5-00 .........................    $1,290  $ 1,290,000
 Montgomery County Industrial Development
   Authority, Federally Taxable Variable
   Rate Demand Revenue Bonds (Neose
   Technologies, Inc. Project), Series
   B of 1997 (First Union National Bank),
   6.83%, 7-5-00 .........................       200      200,000
   Total .................................              1,490,000

Texas - 1.42%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   6.6%, 7-6-00 ..........................       800      799,266

TOTAL MUNICIPAL OBLIGATIONS - 29.75%                  $16,721,041
 (Cost: $16,721,041)

TOTAL INVESTMENT SECURITIES - 97.97%                  $55,064,614
 (Cost: $55,064,614)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.03%       1,141,993

NET ASSETS - 100.00%                                  $56,206,607


Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)         $55,065
 Cash   .................              2
 Receivables:
   Fund shares sold .....          2,004
   Dividends and interest            390
 Prepaid insurance
   premium ..............              1
                                 -------
    Total assets  .......         57,462
Liabilities..............        -------
 Payable to Fund
   shareholders..........          1,229
 Accrued service
   fee (Note 2)..........             12
 Dividends payable ......              9
 Accrued accounting
   services fee (Note 2).              3
 Accrued management
   fee (Note 2)..........              1
 Other  .................              1
                                 -------
    Total liabilities  ..          1,255
                                 -------
      Total net assets ..        $56,207
Net Assets                       =======
 $0.001 par value capital stock:
   Capital stock ........        $    56
   Additional paid-in
    capital  ............         56,151
                                 -------
    Net assets applicable to
      outstanding units
      of capital ........        $56,207
                                 =======
Net asset value, redemption
 and offering price per share    $1.0000
                                 =======
Capital shares outstanding        56,207
Capital shares authorized        120,000
                       See notes to financial statements.

MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Interest and
   amortization (Note 1B)         $1,871
                                  ------
 Expenses (Note 2):
   Investment management
    fee  ................            121
   Service fee ..........             76
   Accounting services
    fee .................             15
   Custodian fees .......              6
   Audit fees ...........              4
   Legal fees............              1
   Other ................             12
                                  ------
    Total expenses ......            235
                                  ------
      Net investment
       income  ..........          1,636
                                  ------
       Net increase in net
        assets resulting from
        operations  .....         $1,636
                                  ======


                       See notes to financial statements.

MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............         $1,636         $2,601
                                 -------         ------
   Net increase
    in net assets
    resulting from
    operations ..........          1,636          2,601
                                 -------         ------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....         (1,636)        (2,601)
                                 -------         ------
                                  (1,636)        (2,601)
                                 -------         ------
 Capital share
   transactions** .......         (8,195)        10,379
                                 -------         ------
      Total increase
       (decrease)  ......         (8,195)        10,379
Net Assets
 Beginning of period              64,402         54,023
                                 -------         ------
 End of period  .........        $56,207        $64,402
                                 =======        =======
   Undistributed net investment
    income  .............           $---           $---
                                    ====           ====
                    *See "Financial Highlights" on page 113.
**Shares issued from sale
 of shares  .............        196,924        322,588
Shares issued from reinvest-
 ment of dividends  .....          1,636          2,601
Shares redeemed .........       (206,755)      (314,810)
                                 -------        -------
Increase (decrease) in
 outstanding capital shares       (8,195)        10,379
                                 =======        =======

Value issued from sale
 of shares  .............       $196,924       $322,588
Value issued from reinvest-
 ment of dividends  .....          1,636          2,601
Value redeemed ..........       (206,755)      (314,810)
                                --------       --------
Increase (decreased) in
 outstanding capital ....       $ (8,195)      $ 10,379
                                ========       ========


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                      For the
                        six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/00    1999     1998     1997    1996   1995
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
 income  ...........   0.0270   0.0450  0.0492   0.0503  0.0486   0.0542
Less dividends
 declared  .........  (0.0270) (0.0450)(0.0492) (0.0503)(0.0486) (0.0542)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   2.74%    4.62%   5.04%    5.13%   5.01%    5.56%
Net assets, end of
 period (in
 millions)  ........    $56      $64     $54      $43     $37      $37
Ratio of expenses
 to average net
 assets ............   0.78%*   0.77%   0.68%    0.58%   0.61%    0.62%
Ratio of net investment
 income to average
 net assets  .......   5.41%*   4.51%   4.90%    5.04%   4.87%    5.42%

*Annualized.

                       See notes to financial statements.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
COMMON STOCKS
Business Services - 24.47%
 America Online, Inc.*  ..................    50,000 $  2,637,500
 BindView Development Corporation*  ......    75,000      897,656
 BroadVision, Inc.*  .....................   255,000   12,933,281
 CheckFree Holdings Corporation*  ........    31,000    1,601,344
 Critical Path, Inc.*  ...................    28,000    1,631,875
 Cysive, Inc.*  ..........................    51,950    1,245,177
 DoubleClick Inc.*  ......................    11,400      434,625
 E.piphany, Inc.*  .......................    22,000    2,358,812
 Electronic Data Systems Corporation  ....    65,000    2,681,250
 Getty Images, Inc.*  ....................    72,500    2,689,297
 HNC Software Inc.*  .....................    25,000    1,546,875
 Intuit Inc.*  ...........................    90,000    3,718,125
 MemberWorks Incorporated*  ..............    31,000    1,039,469
 NetIQ Corporation*  .....................    56,500    3,368,812
 Phone.com, Inc.*  .......................    41,500    2,706,578
 Redback Networks*  ......................    40,000    7,170,000
 S1 Corporation*  ........................    45,000    1,050,469
 724 Solutions Inc.*  ....................    22,000      961,125
 Siebel Systems, Inc.*  ..................    21,700    3,549,984
 TMP Worldwide Inc.*  ....................    49,600    3,659,550
 Transaction Systems Architects, Inc.,
   Class A* ..............................    30,000      512,812
 VeriSign, Inc.*  ........................    25,000    4,408,594
 Veritas Software Corp.*  ................    60,000    6,778,125
 Yahoo! Inc.*  ...........................    32,000    3,965,000
   Total .................................             73,546,335

Chemicals and Allied Products - 5.67%
 Bristol-Myers Squibb Company  ...........    53,400    3,110,550
 Forest Laboratories, Inc.*  .............    53,000    5,353,000
 Pharmacyclics, Inc.*  ...................    70,000    4,263,437
 QLT Inc.*  ..............................     8,500      660,078
 Schering-Plough Corporation  ............    72,000    3,636,000
   Total .................................             17,023,065

Communication - 2.45%
 COLT Telecom Group plc, ADR*  ...........    10,000    1,349,688
 EchoStar Communications Corporation,
   Class A* ..............................    64,000    2,118,000
 USA Networks, Inc.*  ....................   180,000    3,898,125
   Total .................................              7,365,813

Depository Institutions - 1.04%
 Concord EFS, Inc.*  .....................   120,000    3,120,000

Electronic and Other Electric Equipment - 21.40%
 Broadcom Corporation, Class A*  .........    34,000    7,443,875
 Data Critical Corporation*  .............   100,000    1,303,125
 Gemstar International Group Limited*  ...    60,000    3,688,125
 Inet Technologies, Inc.*  ...............    50,000    2,715,625
 JDS Uniphase Corporation*  ..............   100,000   11,984,375
 Kopin Corporation*  .....................    25,000    1,730,469
               See Notes to Schedule of Investments on page 118.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 2000
                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment (Continued)
 Maxim Integrated Products, Inc.*  .......    41,300 $  2,804,528
 Micron Technology, Inc.*  ...............    72,000    6,340,500
 Nokia Corporation, Series A, ADR  .......    72,000    3,595,500
 Nortel Networks Corporation  ............    50,000    3,412,500
 PMC - Sierra Inc.*  .....................    15,000    2,664,844
 Rambus Inc.*  ...........................   108,800   11,206,400
 Sycamore Networks, Inc.*  ...............    30,000    3,312,188
 Wink Communications, Inc.*  .............    70,000    2,124,062
   Total .................................             64,326,116

Engineering and Management Services - 2.34%
 Gene Logic Inc.*  .......................    40,000    1,428,750
 Incyte Pharmaceuticals, Inc.*  ..........    30,000    2,464,688
 Paychex, Inc.  ..........................    75,000    3,150,000
   Total .................................              7,043,438

Industrial Machinery and Equipment - 6.37%
 Apple Computer, Inc.*  ..................    61,800    3,234,844
 Cooper Cameron Corporation*  ............    18,000    1,188,000
 Dell Computer Corporation*  .............    61,500    3,034,640
 EMC Corporation*  .......................    38,400    2,954,400
 Juniper Networks, Inc.*  ................    60,000    8,731,875
   Total .................................             19,143,759

Instruments and Related Products - 1.85%
 Agilent Technologies, Inc.*  ............     9,649      711,645
 Guidant Corporation*  ...................    65,900    3,262,050
 PE Corporation - Celera Genomics Group*      17,000    1,589,500
   Total .................................              5,563,195

Oil and Gas Extraction - 1.41%
 Apache Corporation  .....................    50,700    2,981,794
 Schlumberger Limited  ...................    16,600    1,238,775
   Total .................................              4,220,569

Telephone Communication - 3.40%
 BellSouth Corporation  ..................    52,000    2,216,500
 Illuminet Holdings, Inc.*  ..............    40,000    2,020,000
 Nextel Communications, Inc.*  ...........    70,000    4,280,938
 Telefonos de Mexico, S.A. de C.V., ADR  .    29,700    1,696,612
   Total .................................             10,214,050

Transportation Equipment - 0.82%
 General Dynamics Corporation*  ..........    47,400    2,476,650

Wholesale Trade -- Nondurable Goods - 0.38%
 Allscripts, Inc.*  ......................    50,000    1,148,438

TOTAL COMMON STOCKS - 71.60%                         $215,191,428
 (Cost: $128,222,569)
               See Notes to Schedule of Investments on page 118.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Chemicals and Allied Products - 2.65%
 Pharmacia Corporation,
   6.56%, 7-25-00 ........................   $ 8,000 $  7,965,013

Electric, Gas and Sanitary Services - 6.28%
 Carolina Power & Light Co.,
   6.52%, 7-6-00 .........................     5,000    4,995,472
 Commonwealth Edison Co.,
   6.8%, 7-20-00 .........................    12,000   11,956,933
 Georgia Power Co.,
   6.54%, 7-18-00 ........................     1,930    1,924,040
   Total .................................             18,876,445

Electronic and Other Electric Equipment - 1.99%
 Sony Capital Corp.,
   6.55%, 7-13-00 ........................     6,000    5,986,900

Fabricated Metal Products - 0.29%
 Danaher Corporation,
   6.6738%, Master Note ..................       863      863,000

Food and Kindred Products - 2.67%
 Bestfoods,
   6.68%, 7-17-00 ........................     6,200    6,181,593
 General Mills, Inc.,
   6.5288%, Master Note ..................     1,849    1,849,000
   Total .................................              8,030,593

Nondepository Institutions - 5.49%
 Deere (John) Capital Corp.,
   6.53%, 7-26-00 ........................    10,000    9,954,653
 PACCAR Financial Corp.,
   6.57%, Master Note ....................     6,548    6,548,000
   Total .................................             16,502,653

Stone, Clay and Glass Products - 3.32%
 United Technologies Corp.,
   6.54%, 7-20-00 ........................    10,000    9,965,483

Telephone Communication - 2.92%
 Bell Atlantic Network Funding Corp.,
   6.53%, 7-25-00 ........................     8,800    8,761,691

Wholesale Trade -- Nondurable Goods - 1.66%
 Enron Corp.,
   6.8%, 7-11-00 .........................     5,000    4,990,555


               See Notes to Schedule of Investments on page 118.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 2000

                                                            Value

TOTAL SHORT-TERM SECURITIES - 27.27%                 $ 81,942,333
 (Cost: $81,942,333)

TOTAL INVESTMENT SECURITIES - 98.87%                 $297,133,761
 (Cost: $210,164,902)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.13%       3,407,625

NET ASSETS - 100.00%                                 $300,541,386


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

SCIENCE AND TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)        $297,134
 Cash   .................              1
 Receivables:
   Investment securities
    sold  ...............         12,506
   Fund shares sold .....            526
   Dividends and interest             43
                                --------
    Total assets  .......        310,210
Liabilities                     --------
 Payable for investment
   securities purchased .          9,516
 Payable to Fund
   shareholders .........             76
 Accrued service
   fee (Note 2) .........             62
 Accrued management
   fee (Note 2) .........              7
 Accrued accounting
   services fee (Note 2).              4
 Other  .................              4
                                --------
    Total liabilities  ..          9,669
                                --------
      Total net assets ..       $300,541
Net Assets                      ========
 $0.001 par value capital stock:
   Capital stock ........       $     15
   Additional paid-in
    capital  ............        200,689
 Accumulated undistributed gain:
   Accumulated undistributed net
    investment income  ..             23
   Accumulated net realized
    gain on investment
    transactions  .......         12,845
   Net unrealized appreciation
    of investments                86,969
                                --------
    Net assets applicable to
      outstanding units
      of capital ........       $300,541
                                ========
Net asset value, redemption
 and offering price per share   $20.0742
                                ========
Capital shares outstanding        14,972
Capital shares authorized         70,000
                       See notes to financial statements.

SCIENCE AND TECHNOLOGY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........       $  1,665
   Dividends ............             30
                                --------
    Total income  .......          1,695
                                --------
 Expenses (Note 2):
   Investment management
    fee  ................          1,245
   Service fee ..........            372
   Accounting services
    fee  ................             26
   Custodian fees .......              9
   Audit fees ...........              7
   Legal fees ...........              2
   Other ................             11
                                --------

    Total expenses ......          1,672
                                --------
      Net investment
       income ...........             23
                                --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain
   on investments .......         12,844
 Unrealized depreciation
   in value of
   investments during
   the period ...........        (49,081)
                                --------
   Net loss on
    investments  ........        (36,237)
                                --------
    Net decrease
      in net assets
      resulting from
      operations ........       $(36,214)
                                ========


                       See notes to financial statements.

SCIENCE AND TECHNOLOGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase in Net Assets
 Operations:
   Net investment
    income (loss)  ......       $     23       $   (349)
   Realized net gain
    on investments  .....         12,844          3,893
   Unrealized appreciation
    (depreciation)  .....        (49,081)       127,861
                                --------       --------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........        (36,214)       131,405
                                --------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income ..............            ---            ---
   From realized gains on
    security transactions            ---         (3,543)
                                --------       --------
                                     ---         (3,543)
                                --------       --------
 Capital share
   transactions** .......         84,071         90,227
                                --------       --------
      Total increase  ...         47,857        218,089
Net Assets
 Beginning of period             252,684         34,595
                                --------       --------
 End of period  .........       $300,541       $252,684
                                ========       ========
   Undistributed net investment
    income  .............            $23           $---
                                     ===           ====
                    *See "Financial Highlights" on page 122.
**Shares issued from sale
 of shares  .............          4,908          7,622
Shares issued from reinvest-
 ment of capital gains
 distribution  ..........            ---            158
Shares redeemed .........         (1,212)          (685)
                                   -----          -----
Increase in outstanding
 capital shares .........          3,696          7,095
                                   =====          =====

Value issued from sale
 of shares  .............       $110,254        $95,174
Value issued from reinvest-
 ment of capital gains
 distribution  ..........            ---          3,543
Value redeemed ..........        (26,183)        (8,490)
                                --------        -------
Increase in outstanding
 capital  ...............       $ 84,071        $90,227
                                ========        =======

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
SCIENCE AND TECHNOLOGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the   For the fiscal
                       six       year ended             For the
                      months     December 31,            period
                       ended   ---------------            ended
                     6/30/00    1999    1998           12/31/97*
                    ---------  ------- -------         ----------
Net asset value,
 beginning of
 period  ........... $22.4087 $ 8.2750 $5.7726          $5.0000
                     -------- -------- -------          -------
Income from investment operations:
 Net investment
   income (loss) ...   0.0016  (0.0309) 0.0032           0.0146
 Net realized and
   unrealized gain (loss)
   on investments ..  (2.3361) 14.4840  2.6551           0.7971
                     -------- -------- -------          -------
Total from investment
 operations  .......  (2.3345) 14.4531  2.6583           0.8117
                     -------- -------- -------          -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0000)(0.0032)         (0.0146)
 From capital gains   (0.0000) (0.3194)(0.1527)         (0.0245)
                     -------- -------- -------          -------
Total distributions   (0.0000) (0.3194)(0.1559)         (0.0391)
                     -------- -------- -------          -------
Net asset value,
 end of period  .... $20.0742 $22.4087 $8.2750          $5.7726
                     ======== ======== =======          =======
Total return........ -10.42%  174.66%  46.05%           16.24%
Net assets, end of
 period (in
 millions)  ........   $301     $253     $35              $10
Ratio of expenses
 to average net
 assets ............   1.14%**  1.10%   0.92%            0.94%
Ratio of net investment
 income (loss) to average
 net assets  .......   0.02%** -0.38%   0.07%            0.64%
Portfolio turnover
 rate  .............  38.52%   47.36%  64.72%           15.63%

   *The Science and Technology Portfolio's inception date is March 13, 1997;
    however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through December 31, 1997. Ratios have been annualized.
  **Annualized.

                          See notes to financial statements.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
COMMON STOCKS
Automotive Dealers and Service Stations - 0.75%
 O'Reilly Automotive, Inc.*  .............   200,000 $  2,756,250

Business Services - 24.86%
 Catalina Marketing Corporation*  ........     6,300      642,600
 Cerner Corporation*  ....................   375,600   10,223,363
 CheckFree Holdings Corporation*  ........   185,000    9,556,406
 Citrix Systems, Inc.*  ..................   130,000    2,465,937
 Dendrite International, Inc.*  ..........   410,800   13,697,612
 FactSet Research Systems, Inc.  .........   163,000    4,604,750
 Getty Images, Inc.*  ....................   290,000   10,757,187
 GO.com*  ................................   394,100    4,704,569
 MemberWorks Incorporated*  ..............   198,500    6,655,953
 NEON Systems, Inc.*  ....................   100,000    1,893,750
 OTG Software, Inc.*  ....................    21,700      621,841
 Primark Corporation*  ...................   262,300    9,770,675
 Sanchez Computer Associates, Inc.*  .....   180,000    4,218,750
 Transaction Systems Architects, Inc.,
   Class A* ..............................   473,700    8,097,309
 USINTERNETWORKING, Inc.*  ...............   202,650    4,135,327
   Total .................................             92,046,029

Chemicals and Allied Products - 2.67%
 Pharmacyclics, Inc.*  ...................   162,500    9,897,266

Communication - 2.60%
 Emmis Communications Corporation,
   Class A* ..............................   232,300    9,618,672

Data Processing and Preparation - 4.37%
 Acxiom Corporation*  ....................   386,900   10,809,019
 Fiserv, Inc.*  ..........................   123,800    5,354,350
   Total .................................             16,163,369

Eating and Drinking Places - 1.56%
 Papa John's International, Inc.*  .......   235,000    5,764,844

Electronic and Other Electric Equipment - 8.36%
 Advanced Fibre Communications, Inc.*  ...   267,500   12,112,734
 Glenayre Technologies, Inc.*  ...........   558,800    5,884,863
 Rambus Inc.*  ...........................    76,000    7,828,000
 Sawtek Inc.*  ...........................    89,000    5,120,281
   Total .................................             30,945,878

Engineering and Management Services - 2.74%
 Gene Logic Inc.*  .......................   157,000    5,607,844
 MAXIMUS, Inc.*  .........................   205,000    4,535,625
   Total .................................             10,143,469

Food and Kindred Products - 1.74%
 American Italian Pasta Company, Class A*    312,000    6,454,500

               See Notes to Schedule of Investments on page 127.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 2000
                                              Shares        Value
COMMON STOCKS (Continued)
Health Services - 0.72%
 American Healthways, Inc.*  .............   210,000 $  1,069,688
 Amsurg Corp., Class A*  .................   282,000    1,595,062
   Total .................................              2,664,750

Instruments and Related Products - 5.56%
 Cytyc Corporation*  .....................    76,800    4,096,800
 PINNACLE SYSTEMS, INC.*  ................   123,700    2,802,578
 VISX, Incorporated*  ....................   490,000   13,689,375
   Total .................................             20,588,753

Leather and Leather Products - 0.48%
 Kenneth Cole Productions, Inc.,
   Class A* ..............................    44,600    1,784,000

Personal Services - 0.06%
 Stewart Enterprises, Inc., Class A  .....    66,300      231,016

Telephone Communication - 7.39%
 Illuminet Holdings, Inc.*  ..............   101,400    5,120,700
 Intermedia Communications Inc.*  ........   229,900    6,825,156
 RCN Corporation*  .......................   157,900    4,001,778
 US Unwired Inc., Class A*  ..............    80,000    1,055,000
 Western Wireless Corporation,
   Class A* ..............................   190,000   10,349,063
   Total .................................             27,351,697

Transportation by Air - 1.45%
 Midwest Express Holdings, Inc.*  ........   248,700    5,347,050

Transportation Equipment - 1.98%
 Gentex Corporation*  ....................   292,500    7,330,781

Wholesale Trade -- Durable Goods - 2.37%
 MSC Industrial Direct Co., Inc.,
   Class A* ..............................   419,600    8,785,375

Wholesale Trade -- Nondurable Goods - 1.61%
 Allscripts, Inc.*  ......................   260,000    5,971,875

TOTAL COMMON STOCKS - 71.27%                         $263,845,574
 (Cost: $227,379,737)
                                           Principal
                                           Amount in
SHORT-TERM SECURITIES                      Thousands
Commercial Paper
 Chemicals and Allied Products - 3.50%
 Pharmacia Corporation,
   6.56%, 7-25-00 ........................   $13,000   12,943,147

 Depository Institutions - 3.23%
 Wells Fargo & Company,
   6.52%, 7-12-00 ........................    12,000   11,976,093
               See Notes to Schedule of Investments on page 127.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 5.91%
 Georgia Power Co.,
   6.54%, 7-18-00 ........................   $ 5,700 $  5,682,396
 OGE Energy Corp.,
   6.7%, 7-3-00 ..........................     8,700    8,696,762
 Pacific Gas & Electric Co.,
   6.53%, 7-11-00 ........................     7,500    7,486,396
   Total .................................             21,865,554

 Electronic and Other Electric Equipment - 1.88%
 Whirlpool Corp.,
   6.75%, 7-19-00 ........................     7,000    6,976,375

 Fabricated Metal Products - 0.08%
 Danaher Corporation,
   6.6738%, Master Note ..................       286      286,000

 Food and Kindred Products - 2.02%
 General Mills, Inc.,
   6.5288%, Master Note ..................     7,471    7,471,000

 General Merchandise Stores - 1.75%
 Wal-Mart Stores, Inc.,
   6.5%, 7-11-00 .........................     6,500    6,488,264

 Insurance Carriers - 2.69%
 Aon Corporation,
   6.62%, 7-19-00 ........................    10,000    9,966,900

 Metal Mining - 3.21%
 BHP Finance (USA) Inc.,
   6.85%, 7-19-00 ........................    11,934   11,893,126

 Nondepository Institutions - 0.41%
 PACCAR Financial Corp.,
   6.57%, Master Note ....................     1,502    1,502,000

 Stone, Clay and Glass Products - 2.69%
 United Technologies Corp.,
   6.54%, 7-20-00 ........................    10,000    9,965,483

Total Commercial Paper - 27.37%                       101,333,942


               See Notes to Schedule of Investments on page 127.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Municipal Obligation - 1.35%
 Indiana
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds, Taxable
   (Amoco Oil Company Project),
   6.62%, 8-4-00 .........................    $5,000 $  5,000,000

TOTAL SHORT-TERM SECURITIES - 28.72%                 $106,333,942
 (Cost: $106,333,942)

TOTAL INVESTMENT SECURITIES - 99.99%                 $370,179,516
 (Cost: $333,713,679)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.01%          26,969

NET ASSETS - 100.00%                                 $370,206,485


Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

SMALL CAP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
(Unaudited)
Assets
 Investment securities--at
   value (Notes 1 and 3)        $370,180
 Cash   .................              1
 Receivables:
   Fund shares sold .....            516
   Investment securities
    sold  ...............            370
   Dividends and interest             63
                                --------
    Total assets  .......        371,130
Liabilities                     --------
 Payable for investment
   securities purchased .            748
 Payable to Fund
   shareholders .........             80
 Accrued service
   fee (Note 2) .........             77
 Accrued management
   fee (Note 2) .........              9
 Accrued accounting
   services fee (Note 2).              5
 Other  .................              5
                                --------
    Total liabilities  ..            924
                                --------
      Total net assets ..       $370,206
Net Assets                      ========
 $0.001 par value capital stock:
   Capital stock ........       $     31
   Additional paid-in
    capital  ............        267,618
 Accumulated undistributed gain:
   Accumulated undistributed net
    investment income  ..            929
   Accumulated net realized
    gain on investment
    transactions  .......         65,162
   Net unrealized appreciation
    of investments ......         36,466
                                --------
    Net assets applicable to
      outstanding units
      of capital ........       $370,206
                                ========
Net asset value, redemption
 and offering price per share   $11.8572
                                ========
Capital shares outstanding        31,222
Capital shares authorized         80,000
                       See notes to financial statements.

SMALL CAP PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 2000
(In Thousands)
(Unaudited)
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........        $ 2,925
   Dividends ............             20
                                 -------
    Total income  .......          2,945
                                 -------
 Expenses (Note 2):
   Investment management
    fee  ................          1,510
   Service fee ..........            446
   Accounting services
    fee  ................             28
   Custodian fees .......             12
   Audit fees ...........              7
   Legal fees ...........              2
   Other ................             11
                                 -------
    Total expenses ......          2,016
                                 -------
      Net investment
       income  ..........            929
                                 -------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain
   on securities ........         65,162
 Unrealized depreciation
   in value of
   investments during
   the period ...........        (60,583)
                                 -------
   Net gain on
    investments  ........          4,579
                                 -------
    Net increase
      in net assets
      resulting from
      operations                 $ 5,508
                                 =======


                       See notes to financial statements.

SMALL CAP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)
(Unaudited)
                             For the six For the fiscal
                            months ended     year ended
                                June 30,   December 31,
                                    2000           1999
                            ------------   ------------
Increase in Net Assets
 Operations:
   Net investment
    income  .............           $929       $  1,118
   Realized net gain
    on investments  .....         65,162         11,150
   Unrealized appreciation
    (depreciation)  .....        (60,583)        93,399
                                --------       --------
    Net increase in
      net assets
      resulting from
      operations.........          5,508        105,667
                                --------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income ..............            ---         (1,111)
   From realized gains on
    security transactions            ---         (9,869)
                                --------       --------
                                     ---        (10,980)
                                --------       --------
 Capital share
   transactions** .......         46,798         42,644
                                --------       --------
      Total increase ....         52,306        137,331
Net Assets
 Beginning of period             317,900        180,569
                                --------       --------
 End of period  .........       $370,206       $317,900
                                ========       ========
   Undistributed net investment
    income  .............           $929           $---
                                    ====           ====
                *See "Financial Highlights" on pages 131 - 132.
**Shares issued from sale
 of shares  .............          5,186          6,127
Shares issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---            945
Shares redeemed .........         (1,338)        (2,549)
                                   -----         ------
Increase in outstanding
 capital shares .........          3,848          4,523
                                   =====         ======

Value issued from sale
 of shares  .............        $62,960         53,564
Value issued from reinvest-
 ment of dividends and/or
 capital gains distribution          ---         10,980
Value redeemed ..........        (16,162)       (21,900)
                                 -------        -------
Increase in outstanding
 capital  ...............        $46,798        $42,644
                                 =======        =======

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                       six
                      months      For the fiscal year ended December 31,
                       ended  ------------------------------------------
                      6/30/00     1999    1998     1997    1996     1995
                      -------  ------- -------  ------- -------  -------
Net asset value, beginning
 of period  ........ $11.6130 $ 7.9019 $8.3316  $8.0176 $7.6932  $5.9918
                     -------- -------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0298   0.0423  0.0798   0.0279  0.0170   0.0900
 Net realized and
   unrealized gain
   on investments ..   0.2144   4.0847  0.8255   2.5004  0.6367   1.8470
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2442   4.1270  0.9053   2.5283  0.6537   1.9370
                     -------- -------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0421)(0.0798) (0.0282)(0.0170) (0.0900)
 From capital gains   (0.0000) (0.3738)(1.2027) (2.1861)(0.3123) (0.1456)
 In excess of realized
   capital gains ...  (0.0000) (0.0000)(0.0525) (0.0000)(0.0000) (0.0000)
                     -------- -------- -------  ------- -------  -------
Total distributions   (0.0000) (0.4159)(1.3350) (2.2143)(0.3293) (0.2356)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  .... $11.8572 $11.6130 $7.9019  $8.3316 $8.0176  $7.6932
                     ======== ======== =======  ======= =======  =======
Total return........   2.10%   52.23%  10.87%   31.53%   8.50%   32.32%
Net assets, end of period
 (in millions)  ....   $370     $318    $181     $148     $97      $56
Ratio of expenses
 to average net
 assets ............   1.13%*   1.12%   0.97%    0.90%   0.91%    0.96%
Ratio of net investment
 income to average
 net assets  .......   0.52%*   0.53%   0.94%    0.32%   0.25%    1.77%
Portfolio turnover
 rate  .............  39.10%  130.99% 177.32%  211.46% 133.77%   43.27%

*Annualized.

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

NOTE 1 -- Significant Accounting Policies

     Target/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the eleven classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Growth Portfolio, the High Income Portfolio, the Income Portfolio, the International Portfolio, the Limited-Term Bond Portfolio, the Money Market Portfolio, the Science and Technology Portfolio and the Small Cap Portfolio.
The assets belonging to each Portfolio are held separately by the Custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income (loss), and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See
     Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Portfolio at the following annual rates:

                                                                 Annual
     Fund                     Net Asset Breakpoints              Rate
     ------------------------------------------------------------------
     Asset Strategy Portfolio Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     Balanced Portfolio       Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     Bond Portfolio           Up to $500 Million                 .525%
                              Over $500 Million up to $1 Billion .500%
                              Over $1 Billion up to $1.5 Billion .450%
                              Over $1.5 Billion                  .400%

     Growth Portfolio         Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     High Income Portfolio    Up to $500 Million                 .625%
                              Over $500 Million up to $1 Billion .600%
                              Over $1 Billion up to $1.5 Billion .550%
                              Over $1.5 Billion                  .500%

     Income Portfolio         Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     International Portfolio  Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     Limited-Term Bond        Up to $500 Million                 .500%
         Portfolio            Over $500 Million up to $1 Billion .450%
                              Over $1 Billion up to $1.5 Billion .400%
                              Over $1.5 Billion                  .350%

     Money Market Portfolio   All Net Assets                     .400%

     Science and Technology   Up to $1 Billion                   .850%
         Portfolio            Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     Small Cap Portfolio      Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     However, Waddell & Reed Investment Company ("WRIMCO"), the Fund's investment manager, has agreed to waive a Portfolio's management fee on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), WRIMCO, a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay monthly a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

     The Fund paid Directors' fees of $57,110, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the six months ended June 30, 2000 are summarized as follows:

                            Asset Strategy      Balanced          Bond
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                   $24,399,156  $ 21,333,161   $ 4,972,789
Purchases of U.S. Government
 obligations                           ---    10,961,795    11,783,366
Purchases of short-term
 securities                     44,087,085   299,747,464    63,594,800
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations         21,486,184    22,169,934     3,821,672
Proceeds from maturities
 and sales of U.S.
 Government obligations                ---       659,616    19,422,232
Proceeds from maturities
 and sales of short-term
 securities                     38,955,000   297,985,659    57,939,000

                                                    High
                                    Growth        Income        Income
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                $  319,430,413  $ 56,254,410 $ 277,959,184
Purchases of U.S. Government
 obligations                           ---           ---           ---
Purchases of short-term
 securities                  1,396,602,074   357,140,898 1,029,677,235
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations        356,417,882    65,026,619   244,091,421
Proceeds from maturities
 and sales of U.S.
 Government obligations                ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                  1,320,891,049   350,725,467 1,052,899,410

                                               Limited-    Science and
                             International    Term Bond     Technology
                                 Portfolio    Portfolio      Portfolio
                               -----------    ---------      ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                  $164,296,610    $  342,686  $116,883,538
Purchases of U.S. Government
 obligations                           ---       198,293           ---
Purchases of short-term
 securities                    588,989,424     1,603,327   746,832,450
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations        167,661,218       551,498    91,216,369
Proceeds from maturities
 and sales of U.S.
 Government obligations                ---       204,956           ---
Proceeds from maturities
 and sales of short-term
 securities                    557,780,119     1,547,034   692,645,000

                                 Small Cap
                                 Portfolio
                               -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 obligations                $  102,910,719
Purchases of U.S. Government
 obligations                           ---
Purchases of short-term
 securities                  1,599,668,015
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government obligations        104,822,665
Proceeds from maturities
 and sales of U.S.
 Government obligations                ---
Proceeds from maturities
 and sales of short-term
 securities                  1,554,696,000

     For Federal income tax purposes, cost of investments owned at June 30, 2000, and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                                                         Appreciation
                             CostAppreciationDepreciation(Depreciation)
                     ------------------------------------------------
Asset Strategy Portfolio$ 31,679,814$ 3,728,361$   (1,577,608)$  2,150,753
Balanced Portfolio    118,855,893  17,513,362 (4,192,896)  13,320,466
Bond Portfolio        109,971,357     793,875 (3,165,518) (2,371,643)
Growth Portfolio      912,095,691 461,710,474(24,421,034) 437,289,440
High Income Portfolio 114,247,330   4,055,745 (9,060,283) (5,004,538)
Income Portfolio      741,973,858 347,573,436(34,752,170) 312,821,266
International Portfolio247,358,215 67,834,243(17,112,270)  50,721,973
Limited-Term Bond Portfolio5,929,419    3,290   (165,071)   (161,781)
Money Market Portfolio 55,064,614         ---        ---          ---
Science and Technology
  Portfolio           210,164,902 102,163,491(15,194,632)  86,968,859
Small Cap Portfolio   333,713,679  64,072,212(27,606,375)  36,465,837

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Balanced, Growth and Income Portfolios realized capital gain net income of $5,259,986, $150,137,791 and $51,642,656, respectively, during the year ended December 31, 1999. For Federal income tax purposes, Asset Strategy, International and Science and Technology Portfolios realized capital gain net income of $854,740, $23,584,801, and $3,955,213, respectively, during the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below).
For Federal income tax purposes, Small Cap Portfolio realized capital gain net income of $9,864,410 during the year ended December 31, 1999, which included the effect of certain losses recognized from the prior year (see discussion below). For Federal income tax purposes, Bond Portfolio realized capital gains of $51,938 during the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). This capital gain net income was entirely offset by capital loss carryovers. Remaining capital loss carryovers of Bond Portfolio aggregated $1,354,032 as of December 31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will expire as follows: $1,337,336 by December 31, 2002 and $16,696 by December 31, 2004. For Federal income tax purposes, High Income Portfolio realized capital losses of $6,542,253 for the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $6,607,695 at December 31, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will expire as follows: $65,442 by December 31, 2006 and $6,542,253 by December 31, 2007. For Federal income tax purposes, Limited-Term Bond Portfolio realized capital losses of $649 for the year ended December 31, 1999, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but, if not utilized, will
expire at December 31, 2007.   A portion of capital gain net income on Balanced,
Growth, Income, Asset Strategy, International and Science and Technology Portfolios was paid to shareholders during the year ended December 31, 1999. Remaining capital gain net income will be distributed to each Portfolio's shareholders. The capital gain net income on Small Cap Portfolio was paid to shareholders during the year ended December 31, 1999.

     Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through December 31, 1999, Asset Strategy, International, Science and Technology, Bond, High Income and Limited-Term Bond Portfolios incurred net capital losses of $19,493, $196,730, $62,851, $137,277, $1,703,678 and $5,884, respectively, which have been deferred to the fiscal year ending December 31, 2000. In addition, during the year ended December 31, 1999, Small Cap, High Income and Limited-Term Bond Portfolios recognized post-October losses of $1,287,773, $273,055 and $211, respectively, that had been deferred from the year ended December 31, 1998.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS

Robert L. Hechler, President
Michael L. Avery, Vice President
James C. Cusser, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
William M. Nelson, Vice President
Cynthia P. Prince-Fox, Vice President
Kristen A. Richards, Vice President and Secretary
Philip J. Sanders, Vice President
Grant P. Sarris, Vice President
Daniel C. Schulte, Vice President
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
Mira Stevovich, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President

This report is submitted for the general information of the shareholders of Target/United Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Target/United Funds, Inc. current prospectus.

Advantage I.  A flexible premium variable life insurance policy.

Advantage II.  A deferred variable annuity policy.

Advantage Plus.  A flexible premium variable life insurance policy.

Advantage Gold.  A deferred variable annuity policy.

All four offer you the investment flexibility of positioning your investment in one or more of the following professionally managed portfolios:

ASSET STRATEGY Portfolio
Goal:    To seek high total return over the long term.

Invested In:  An allocation of its assets among stocks, bonds (of any quality)
           and short-term instruments.

BALANCED Portfolio
Goal:    To seek current income, with a secondary goal of long-term appreciation of capital.

Invested in:  Primarily a mix of stocks, fixed-income securities and cash, depending on market conditions.

BOND Portfolio
Goal:    To seek a reasonable return with emphasis on preservation of capital.

Invested In:  Primarily domestic debt securities, usually of investment grade.

GROWTH Portfolio
Goal:    To seek capital growth, with a secondary goal of current income.

Invested In:  Primarily common stocks of U.S. and foreign companies with market capitalization of at least $1 billion representing faster growing sectors of the economy, such as the technology, health care and consumer-oriented sectors.

HIGH INCOME Portfolio
Goal:    To seek a high level of current income, with a secondary goal of capital growth.

Invested In:  Primarily high-yield, high-risk, fixed income securities of U.S.
           and foreign issuers.

INCOME Portfolio
Goal:    To seek capital growth and maintenance of current income.

Invested In:  Primarily common stocks of large U.S. and foreign companies that have the potential for capital appreciation.

INTERNATIONAL Portfolio
Goal:    To seek long-term appreciation of capital, with a secondary goal of current income.

Invested in:  Primarily common stocks of foreign companies that may have the potential for long-term growth.

LlMITED-TERM BOND Portfolio
Goal:    To seek a high level of current income consistent with preservation of capital.

Invested in:  Primarily investment-grade debt securities of U.S. issuers, including U.S. Government securities. The Portfolio maintains a dollar-weighted average maturity of 2-5 years.

MONEY MARKET Portfolio
Goal:    To seek maximum current income consistent with stability of principal.

Invested In:  U.S. dollar-denominated, high-quality money market obligations and instruments.

SCIENCE AND TECHNOLOGY Portfolio
Goal:    To seek long-term capital growth.

Invested in:  Primarily the common stock of science and technology U.S. and foreign companies whose products, processes or services are expected to be significantly benefited by the use or application of scientific or technological discoveries or developments.

SMALL CAP Portfolio
Goal:    To seek capital growth.

Invested in:  Primarily common stocks of relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.






FOR MORE INFORMATION:
Contact your representative, or your local office as listed on your Account Statement, or contact:
  United Investors Life
  Variable Products Division
  P.O. Box 156
  Birmingham, AL  35201-0156
  (205)325-4300


NUR1016SA(6-00)